As filed with the Securities and Exchange Commission on February 6, 2004

Registration Nos. 33-27491

811-5782

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes)

Mercantile Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-551-2145

Jennifer E. Vollmer, Esq.

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on date pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

[front cover]

Mercantile Dow Jones Portfolio Funds

Service Shares

Institutional Shares

PROSPECTUS          February 6, 2004

Dow Jones 100 U.S. Portfolio Fund

Dow Jones 80 U.S. Portfolio Fund

Dow Jones 60 U.S. Portfolio Fund

Dow Jones 40 U.S. Portfolio Fund

Dow Jones 20 U.S. Portfolio Fund

Not FDIC insured. May lose value. No bank guarantee.

www.mercdowjonesfunds.com

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

Based entirely on [Dow Jones Portfolio Indexes logo here]

Available only from Mercantile Mutual Funds.

(logo) Mercantile Mutual Funds

[inside]

Inside This Prospectus

About the Funds

Mercantile Dow Jones Portfolio Funds

Dow Jones 100 U.S. Portfolio Fund   4

Dow Jones 80 U.S. Portfolio Fund     9

Dow Jones 60 U.S. Portfolio Fund   13

Dow Jones 40 U.S. Portfolio Fund   17

Dow Jones 20 U.S. Portfolio Fund   21

The Underlying Mercantile Funds    25

Additional Information About the Risks of the Mercantile Dow Jones Portfolio Funds and the Underlying Funds    31

The Investment Adviser    33

Index Performance    34

How to Invest

Information, instructions, and policies to know about your fund account and transactions    36

The Share Classes    36

How To Buy Fund Shares    37

How To Sell and Exchange Fund Shares    40

Shareholder Services and Policies    42

Distributions and Taxes    47

[Footnote] “Dow Jones,” “Dow Jones U.S. Portfolio Indexes,” “Dow Jones U.S. Style Indexes,” “Dow Jones 100 U.S. Portfolio Index,” “Dow Jones 80 U.S. Portfolio Index,” “Dow Jones 60 U.S. Portfolio Index,” “Dow Jones 40 U.S. Portfolio Index,” and “Dow Jones 20 U.S. Portfolio Index” are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Mercantile Capital Advisors, Inc. The Mercantile Dow Jones Portfolio Funds based on the Dow Jones U.S. Portfolio Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

2

ABOUT THE FUNDS

Inside this prospectus is information about the Mercantile Dow Jones Portfolio Funds: the Dow Jones 100 U.S. Portfolio Fund, the Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund. Each of the Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund is considered a “fund of funds,” that is, each of these funds invests all of its assets in shares of other Mercantile mutual funds.

On the following pages, you will find information about each fund’s investment goal, the main strategies each fund uses to pursue that goal, the main risks that could affect performance and the fees and expenses you will pay as an investor in each fund.

Before investing, you should carefully consider your investment goals, your time horizon, and your tolerance for risk. This knowledge can be helpful in identifying the fund in this prospectus that may most closely match your long-term investing needs.

Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

3

Fund Numbers            Service Shares: 1010 Institutional Shares: 1009

Mercantile Dow Jones Portfolio Funds

DOW JONES 100 U.S. PORTFOLIO FUND

The fund’s goal is long-term capital growth.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 100 U.S. Portfolio Index (100 Index), before operating expenses. The 100 Index is intended to represent 100% of the risk and return potential of the overall U.S. stock market.

The 100 Index is an “index of indexes”: it is a combination of the six Dow Jones U.S. Style Indexes (see sidebar). Each style index measures a specific segment of the U.S. stock market, and each is assigned an equal weighting within the 100 Index. This construction gives the 100 Index equal exposure to six main categories of U.S. stocks. Altogether, the 100 Index currently contains over 1,300 stocks, which represent about 85% of the overall U.S. stock market as measured in float-adjusted market capitalization.

Under normal circumstances, the fund intends to invest more than 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of the 100 Index and in exchange-traded funds, stock index futures and options which reflect the 100 Index. Index futures and options are types of derivative instruments. The portfolio management team may use quantitative analysis techniques to structure the fund to obtain a high correlation to the 100 Index. The fund may invest in exchange-traded funds in order to gain immediate exposure to desired stock market sectors. Futures contracts and options can also be used as a substitute for the securities to which they relate. For example, if the fund wishes to participate in the 100 Index prior to purchasing the component securities or is unable to acquire a sufficient amount of a particular security that is represented in the index, the fund may enter into a futures contract or a related option in order to remain invested and minimize the fund’s tracking error. The fund is not required to purchase futures contracts and options for this or any other purchase, and there is no assurance that it will do so. The fund may also hold money market instruments for cash management purposes. The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions.

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 100 Index. The composition of the 100 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Main types of securities the fund may hold

•	Common stocks of companies traded on major U.S. stock exchanges

•	Exchange-traded funds, stock index futures and options that provide exposure to one or more Dow Jones U.S. Style Indexes

4

[side bar]

Definitions

Dow Jones U.S. Style Indexes

A series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The six indexes, and the approximate number of companies in each index as of December 31, 2003, are:

•	Large Growth Index (108 companies)

•	Large Value Index (103 companies)

•	Mid Growth Index (212 companies)

•	Mid Value Index (213 companies)

•	Small Growth Index (348 companies)

•	Small Value Index (379 companies)

The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large-cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%. (The companies in the smallest 5% are considered micro-cap and are eliminated due to their low liquidity.) The number of companies in the 100 Index is expected to vary between 1,200 and 1,500. Dow Jones reconstitutes these six indexes that comprise the 100 Index twice a year, in March and September.

[pie chart showing each Dow Jones U.S. Style Index as 1/6 of the whole]

•	U.S. Large Cap Value – 16.67%

•	U.S. Large Cap Growth – 16.67%

•	U.S. Mid Cap Growth – 16.67%

•	U.S. Mid Cap Value – 16.67%

•	U.S. Small Cap Value – 16.67%

•	U.S. Small Cap Growth – 16.67%

The growth and value indexes include only companies with these respective stock characteristics. The indexes use a methodology that is designed to exclude most companies that cannot be clearly classified as either growth or value, as well as companies that are very small and thinly traded.

Exchange-Traded Funds (“ETFs”) are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. The purchase and sale of ETFs are secondary market transactions, which require the payment of commissions and may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses.

Derivatives are investments whose values are derived from, or based upon, the performance of underlying assets or indices. Derivatives are considered to carry a higher degree of risk than other types of securities and may result in losses exceeding the amounts invested.

5

Market capitalization

The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole. Terms such as “small cap” and “large cap” refer to stocks with small and large total market values, respectively. “Float adjusted” market capitalization measures only those shares that are readily available for trading.

Growth stocks

Stocks that appear to have above-average potential for growth of revenue, earnings and stock price over time.

Value stocks

Stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

[text popout]

The Dow Jones 100 U.S. Portfolio Fund may interest long-term investors who can accept the risk of 100% exposure to the U.S. stock market in exchange for the potential of overall market returns.

MAIN RISKS

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 100 Index over the short or long term.

ETF Risk

Like stocks, ETFs are subject to market volatility. In addition, the value of an ETF will fluctuate depending on the value of the securities comprising the index the ETF is tracking.

Correlation Risk

Because the market value of the futures contracts, options or exchange-traded funds does not correspond to the market value of the underlying securities, the fund’s investment in these securities may actually increase tracking error rather than reduce it.

6

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk

Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 100 U.S. Portfolio Index appears on page 35.

7

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.35%	0.35%

Total Annual Fund Operating Expenses Before Reductions	1.40%	0.90%
Less Fee Waivers/Expense Reimbursements[2]	0.10%	0.10%

Total Annual Fund Operating Expenses After Reductions	1.30%	0.80%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Mercantile Capital Advisors, Inc., the advisor and administrator, has contractually agreed to waive its fees and reimburse expenses until May 31, 2005 so that total expenses will not exceed 1.30% for Service Shares and 0.80% for Institutional Shares.

Example

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Institutional Shares	$82	$255
Service Shares	$132	$412

8

Fund Numbers             Service Shares: 1008 Institutional Shares: 1007

Mercantile Dow Jones Portfolio Funds

DOW JONES 80 U.S. PORTFOLIO FUND

The fund’s goal is long-term capital growth with minimal income.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 80 U.S. Portfolio Index (80 Index), before operating expenses. The 80 Index is intended to have 80% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 80% of the 100 Index’s long-term total return. The 80 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 80 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 80% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 80 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 80 Index]

•	100 Index – 78%

•	three U.S. bond indexes – 17%

•	cash index – 5%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 80 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 80 Index, allocating assets among these funds to correspond with the asset allocation of the 80 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

9

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 80 Index. The composition of the 80 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 80 U.S. Portfolio Fund may interest investors who seek a significant portion of the U.S. stock market’s long-term total return but wish to reduce some of the risks.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 80 Index over the short or long term.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

10

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 80 U.S. Portfolio Index appears on page 35.

11

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.80%	0.80%

Total Annual Fund Operating Expenses	1.50%	1.00%
Total Indirect Expenses of Underlying Funds[2]	0.75%	0.75%

Combined Total Expense Ratio[3]	2.25%	1.75%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[3]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Institutional Shares	$178	$551
Service Shares	$228	$703

12

Fund Numbers             Service Shares: 1006 Institutional Shares: 1005

Mercantile Dow Jones Portfolio Funds

DOW JONES 60 U.S. PORTFOLIO FUND

The fund’s goal is capital growth with moderate income.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 60 U.S. Portfolio Index (60 Index), before operating expenses. The 60 Index is intended to have 60% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 60% of the 100 Index’s long-term total return. The 60 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 60 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 60% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 60 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 60 Index]

•	100 Index – 55%

•	three U.S. bond indexes – 37%

•	cash index – 8%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 60 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 60 Index, allocating assets among these funds to correspond with the asset allocation of the 60 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

13

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 60 Index. The composition of the 60 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 60 U.S. Portfolio Fund may interest investors who seek long-term total return from a balanced portfolio of stock, bond, and money market investments.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 60 Index over the short or long term.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

14

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 60 U.S. Portfolio Index appears on page 35.

15

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.80%	0.80%

Total Annual Fund Operating Expenses	1.50%	1.00%

Total Indirect Expenses of Underlying Funds[2]	0.71%	0.71%

Combined Total Expense Ratio[3]	2.21%	1.71%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[3]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Institutional Shares	$174	$539
Service Shares	$224	$691

16

Fund Numbers             Service Shares: 1004 Institutional Shares: 1003

Mercantile Dow Jones Portfolio Funds

DOW JONES 40 U.S. PORTFOLIO FUND

The fund’s goal is moderate income with moderate capital growth.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 40 U.S. Portfolio Index (40 Index), before operating expenses. The 40 Index is intended to have 40% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 40% of the 100 Index’s long-term total return. The 40 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 40 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 40% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 40 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 40 Index]

•	100 Index – 34%

•	three U.S. bond indexes – 48%

•	cash index – 18%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 40 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 40 Index, allocating assets among these funds to correspond with the asset allocation of the 40 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

17

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 40 Index. The composition of the 40 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 40 U.S. Portfolio Fund may interest moderate to conservative investors who are investing for growth over a mid- to long-term time horizon.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 40 Index over the short or long term.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

18

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 40 U.S. Portfolio Index appears on page 35.

19

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.80%	0.80%

Total Annual Fund Operating Expenses	1.50%	1.00%

Total Indirect Expenses of Underlying Funds[2]	0.67%	0.67%

Combined Total Expense Ratio[3]	2.17%	1.67%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[3]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Institutional Shares	$170	$526
Service Shares	$220	$679

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Fund Numbers             Service Shares: 1002 Institutional Shares: 1001

Mercantile Dow Jones Portfolio Funds

DOW JONES 20 U.S. PORTFOLIO FUND

The fund’s goal is income with some capital growth.

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 20 U.S. Portfolio Index (20 Index), before operating expenses. The 20 Index is intended to have 20% of the risk of the overall equity market, as measured by the Dow Jones 100 U.S. Portfolio Index (100 Index), while seeking to obtain 20% of the 100 Index’s long-term total return. The 20 Index is based on the premise that the 100 Index represents a reasonable estimate of the risk and return of the diversified U.S. stock market and that over time, stocks will have more risk and return than bonds or cash.

[sidebar]

The 20 Index is calculated as follows: every month, a computer program calculates the risk of the U.S. stock market, as measured by the 100 Index, over the preceding 36 months. The program determines the proportion of bonds and cash that, in combination with the 100 Index, would have resulted in 20% of the risk of the 100 Index over the same time period. In addition, in order to maintain diversification, bonds and cash must have a proportion of at least 5% each. The 20 Index is constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and rebalanced monthly

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

[pie chart reflecting allocation of the above components in the 20 Index]

•	100 Index – 13%

•	three U.S. bond indexes – 49%

•	cash index – 38%

[footnote] The chart portrayed above is intended to illustrate asset allocations of the 20 Index based on risk using the average allocations for the period 1/1/83 through 12/31/03. The allocations actually varied from month to month during the period shown and are subject to further change.

The fund intends to execute its strategy by investing more than 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of three other mutual funds that reflect the underlying securities tracked by the 20 Index, allocating assets among these funds to correspond with the asset allocation of the 20 Index. These underlying Mercantile mutual funds, an equity, fixed income and money market fund, are:

•	Dow Jones 100 U.S. Portfolio Fund

•	Total Return Bond Fund

•	Prime Money Market Fund

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The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 20 Index. The composition of the 20 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Major policies

•	The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

[text popout]

The Dow Jones 20 U.S. Portfolio Fund may interest investors who seek to limit exposure to stock market risks and have short to medium time horizons.

MAIN RISKS

An investment in the fund is subject to the principal risks summarized below, which include the risks associated with the underlying funds.

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 20 Index over the short or long term.

Interest Rate Risk

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund’s bond allocation.

Prepayment Risk

The fund’s debt securities could be prepaid before maturity, requiring the fund to invest those assets at lower interest rates.

22

Credit Risk

The fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default.

Foreign Investment Risk

The fund’s foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

Repurchase Agreement Risk

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk

Derivatives, including futures, options and interest rate swaps could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

23

[text popout]

This fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones 20 U.S. Portfolio Index appears on page 35.

FEES AND EXPENSES

Each of the share classes described in this prospectus has its own cost structure. The fund has no sales charges or other shareholder fees. “Annual Operating Expenses” are deducted from fund assets, so their effect is included in the fund’s performance figures.

Annual Fund Operating Expenses	Service Shares	Institutional Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fees	0.50%	None
Other Expenses[1]	0.80%	0.80%

Total Annual Fund Operating Expenses	1.50%	1.00%

Total Indirect Expenses of Underlying Funds[2]	0.63%	0.63%

Combined Total Expense Ratio[3]	2.13%	1.63%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The fund, as a shareholder in the underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by each of the underlying funds, and the fund’s investment return will be net of underlying fund expenses. The total indirect expenses of the underlying funds are calculated using current asset allocation expectations of each underlying fund and the total operating expense ratios of the underlying funds as of May 31, 2003.
[3]	The combined total expense ratio for the fund may be higher or lower depending on the actual allocation of the fund’s assets among the underlying funds.

Example

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same and assumes a constant allocation by the fund of its assets among the underlying funds. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. For each share class, the cost would be the same whether you sold your shares at the end of the period or continued to hold them. This is only an example; actual expenses may be different.

	1 Year	3 Years
Institutional Shares	$166	$514
Service Shares	$216	$667

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THE UNDERLYING MERCANTILE FUNDS

Dow Jones 100 U.S. Portfolio Fund

MAIN STRATEGIES

The fund’s fundamental strategy is to seek to track the overall risk and return of the Dow Jones 100 U.S. Portfolio Index (100 Index), before operating expenses. The 100 Index is intended to represent 100% of the risk and return potential of the overall U.S. stock market.

The 100 Index is an “index of indexes”: it is a combination of the six Dow Jones U.S. Style Indexes (see sidebar). Each style index measures a specific segment of the U.S. stock market, and each is assigned an equal weighting within the 100 Index. This construction gives the 100 Index equal exposure to six main categories of U.S. stocks. Altogether, the 100 Index currently contains over 1,300 stocks, which represent about 85% of the overall U.S. stock market as measured in float-adjusted market capitalization.

Under normal circumstances, the fund intends to invest more than 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of the 100 Index and in exchange-traded funds, stock index futures and options which reflect the 100 Index. Index futures and options are types of derivative instruments. The portfolio management team may use quantitative analysis techniques to structure the fund to obtain a high correlation to the 100 Index. The fund may invest in exchange-traded funds in order to gain immediate exposure to desired stock market sectors. Futures contracts and options can also be used as a substitute for the securities to which they relate. For example, if the fund wishes to participate in the 100 Index prior to purchasing the component securities or is unable to acquire a sufficient amount of a particular security that is represented in the index, the fund may enter into a futures contract or a related option in order to remain invested and minimize the fund’s tracking error. The fund is not required to purchase futures contracts and options for this or any other purchase, and there is no assurance that it will do so. The fund may also hold money market instruments for cash management purposes. The fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions.

The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 100 Index. The composition of the 100 Index and the fund may, however, occasionally diverge.

Although major changes tend to be rare, the fund’s fundamental strategy can only be changed by a vote of the majority of the fund’s outstanding shares.

Main types of securities the fund may hold

•	Common stocks of companies traded on major U.S. stock exchanges

•	Exchange-traded funds, stock index futures and options that provide exposure to one or more Dow Jones U.S. Style Indexes

MAIN RISKS

Management Risk

The fund’s performance could suffer if its strategies are improperly executed.

25

Stock Market Risk

The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Methodology Risk

The fund could lag the overall market or certain other types of funds during times when stocks that the Dow Jones Indexes may exclude, such as those with a combination of growth and value characteristics, lead the market.

Style Risk

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Index Risk

Because the fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 100 Index over the short or long term.

ETF Risk

Like stocks, ETFs are subject to market volatility. In addition, the value of an ETF will fluctuate depending on the value of the securities comprising the index the ETF is tracking.

Correlation Risk

Because the market value of the futures contracts, options or exchange-traded funds does not correspond to the market value of the underlying securities, the fund’s investment in these securities may actually increase tracking error rather than reduce it.

Capitalization Weighting Risk

Because the fund invests in large-, mid- and small-cap stocks, the fund could underperform other indexes that are concentrated in stocks within a single capitalization range.

Common Stock Risk

The value of an issuer’s common stock will fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, holders of common stock are entitled only to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority to a company’s assets over holders of common stock.

Mid- and Small-Cap Risk

Stock prices of midsized and small companies tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Derivatives Risk

Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

26

Total Return Bond Fund

MAIN STRATEGIES

The fund seeks as high a level of current income as is consistent with relative protection of capital. Subject to this objective, the Adviser considers the total rate of return on portfolio securities in managing the fund.

[Sidebar:] Total return is a way of measuring fund performance. It is based on a calculation that takes into account income and dividends, capital gain distributions and the increase or decrease in share price.

The fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a broad range of bonds and other debt obligations, including corporate obligations, U.S. Government obligations and mortgage-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. Mortgage-backed securities may include Ginnie Maes, Fannie Maes and Freddie Macs. The fund may also invest in asset-backed securities and in repurchase agreements backed by U.S. Government obligations. Although the fund invests primarily in the debt obligations of U.S. issuers, it may invest up to 25% of its total assets in the debt obligations of foreign corporations and governments.

U.S. Treasury and some agency obligations, such as Ginnie Maes, are backed by the full faith and credit of the U.S. government. Securities such as Fannie Maes and Freddie Macs that are issued by other agencies and government sponsored corporations are not supported by the full faith and credit of the U.S. government, and there is no guarantee that the U.S. government will provide support if they are unable to meet their obligations.

Asset-backed securities are backed by installment sale contracts, credit card receivables or other assets. These securities generally may be prepaid at anytime and are subject to greater risk of default during periods of economic downturn than conventional debt instruments.

The fund generally will only purchase investment grade debt obligations. These are obligations which have one of the four highest ratings assigned by a nationally recognized statistical rating organization, such as Standard & Poor’s or Moody’s Investors Service, or will be unrated securities determined by the Advisor to be of comparable quality. When deemed appropriate by the Adviser, however, the fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as “junk bonds”.

In selecting portfolio securities for the fund, the Adviser monitors and evaluates economic trends, including anticipated changes in interest rates. The Adviser also evaluates the effect of a particular security on the total rate of return of all of the securities in the fund’s portfolio.

The fund’s average weighted maturity will vary from time to time depending on, among other things, current market and economic conditions and the comparative yields on instruments with different maturities. The Adviser expects that under normal market conditions the fund will have an average weighted maturity of between 4 and 15 years.

[Sidebar:] Average weighted maturity gives you the average time until all debt securities in a fund come due or mature. It is calculated by averaging the time to maturity of all debt securities held by a fund with each maturity “weighted” according to the percentage of assets it represents.

The fund may enter into interest rate swaps, which are considered to be derivative instruments, for hedging purposes. Interest rate swaps are contracts that obligate the fund and another party to exchange their rights to pay or receive interest. No more than 20% of the fund’s total assets will be invested in interest rate swaps.

27

The fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the adviser believes that holding the security is no longer consistent with the fund’s investment objective.

The Adviser evaluates the rewards and risks presented by all securities purchased by the fund and how they may advance the fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate. Therefore, it is possible to lose money by investing in the fund.

MAIN RISKS

Interest Rate Risk.

The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

Prepayment Risk.

When the principal on mortgage- or asset-backed securities is prepaid in response to lower interest rates, the yield and market value of these securities will be reduced and the fund will be required to reinvest the proceeds at the lower interest rates available. In addition, when interest rates fall, prices of mortgage-backed securities may not rise to the same extent as those of other fixed income securities due to potential prepayment of higher-interest mortgages.

Credit Risk.

There is a possibility that issuers of securities in which the fund may invest may default in the payment of interest or principal on the securities when due, which would cause the fund to lose money.

The value of debt securities depends on the ability of issuers to make principal and interest payments. If an issuer can not meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities with ratings below the top four ratings, i.e., below investment grade, assigned by Standard & Poor’s or Moody’s Investors Service have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case for investment grade securities. Generally, non-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

Foreign Issuers.

Risks associated with investing in foreign issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or expropriation of assets; and increased difficulty obtaining information on foreign securities or companies. In addition, foreign securities may be harder to sell and may be subject to wider price movements than comparable U.S. issuers. There is also less government regulation of foreign securities markets.

28

Interest Rate Swaps Risk.

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio transactions. Like other derivative securities, these instruments can be highly volatile. If the Adviser is incorrect in its forecast of interest rates, the investment performance of the fund would be less favorable than it would have been if these instruments were not used. The fund may also suffer a loss if the other party to the interest rate swap defaults.

29

Prime Money Market Fund

MAIN STRATEGIES

The fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

The fund invests substantially all of its assets in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, asset-backed securities, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, obligations issued by U.S. and foreign banks, such as certificates of deposit and bankers’ acceptances, and repurchase agreements backed by U.S. Government obligations.

Because the fund is a “money market fund,” securities purchased by it must meet strict requirements as to investment quality, maturity and diversification. The fund will only buy a security if it has the highest rating (or one of the two highest ratings if the security is a corporate bond) from at least two nationally recognized statistical rating organizations, such as Standard & Poor’s or Moody’s Investors Service, or only one such rating if only one organization has rated the instrument. If the security is not rated, the Adviser must determine that it is of comparable quality to eligible rated securities. The fund generally does not invest in securities with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by the fund must be 90 days or less. Prior to purchasing a security for the fund, the Adviser must determine that the security carries very little credit risk.

[Sidebar:]Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price (which typically includes a profit for the fund).

The Adviser evaluates the rewards and risks presented by all securities purchased by the fund and how they may advance the fund’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

Although the fund strives to maintain a net asset value of $1.00 per share, there’s no guarantee the fund will be able to preserve the value of your investment at $1.00 per share and it is possible to lose money by investing in the fund.

MAIN RISKS

Interest Rate Risk.

The yield paid by the fund will vary with changes in short-term interest rates.

Credit Risk.

Although credit risk is generally low because the fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

30

Repurchase Agreement Risk.

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in the fund to decline.

For more complete information on Total Return Bond Fund or Prime Money Market Fund, please call 800-551-2145 and request a copy of the prospectus for these funds.

ADDITIONAL INFORMATION ABOUT THE RISKS OF THE MERCANTILE DOW JONES PORTFOLIO FUNDS AND THE UNDERLYING FUNDS

The following chart shows the risks relevant to the Mercantile Dow Jones Portfolio Funds described in this Prospectus, as well as the Underlying Funds.

Risks	Dow Jones 100 Fund	Dow Jones 80, 60, 40 and 20 Funds	Total Return Bond Fund	Prime Money Market Fund
Management	☒	☒	☒	☒
Stock Market	☒	☒
Methodology	☒	☒
Style	☒	☒
Index	☒	☒
Capitalization Weighting	☒	☒
Mid- and Small-Cap	☒	☒
Derivatives	☒	☒	☒
Interest Rate		☒	☒	☒
Prepayment		☒	☒
Credit		☒	☒	☒
Repurchase Agreement		☒	☒	☒
Foreign Investment		☒	☒

The following provides additional information about certain of the risk factors described in the individual Mercantile Dow Jones Portfolio Fund summaries.

Stock market risk

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Mid- and small-cap risk

Midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price.

31

Index risk

A Mercantile Dow Jones Portfolio Fund may underperform its index due to the effects of fund expenses and transaction costs; differences between the stocks (and their weightings) in the index and in the fund’s portfolio; and the timing and magnitude of shareholder transactions in fund shares.

Capitalization weighting risk

Large-cap stocks represent the great majority of the U.S. stock market’s market capitalization, or total worth. Accordingly, a capitalization-weighted broad market index, such as the S&P 500, is strongly affected by the performance of large-cap stocks, and much less affected by the performance of mid- and small-cap stocks.

In comparison, by seeking to maintain equal exposure to the large-, mid-, and small-cap categories, the funds will be more strongly influenced by the performance of mid- and small-cap stocks and less strongly influenced by the performance of large-cap stocks. As a result, the funds’ risks and returns could be substantially different from those of a capitalization-weighted index, or an index fund that seeks to track the value of this type of index.

Foreign investment risk

Foreign securities, foreign currencies, securities issued by U.S. entities with substantial foreign operations, and securities for which an entity located in a foreign country provides credit support or a maturity-shortening structure, can involve risks relating to political, economic, or regulatory conditions in foreign countries. In addition, foreign markets can perform differently from the U.S. market.

Interest rate risk

Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Debt security volatility could be greater following a period of very low interest rates, such as what currently exists, should interest rates begin to rise rapidly.

Prepayment risk

Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund’s bond allocation.

Credit risk

Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Risks of investing in ETFs

ETF shares are subject to the same risk of price fluctuation due to supply and demand as any other stock traded on an exchange, which means that a Fund could receive less from the sale of shares of an ETF it holds than it paid at the time it purchased those shares. Furthermore, there may be times wen the exchange halts trading, in which case a fund owing ETF shares would be unable to sell them until trading is resumed. Because ETFs invest in a portfolio of common stocks, the value of an ETF could decline if stock prices decline. An overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an investment company with more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index.

Other risks associated with ETFs include the possibility that: (i) and ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, and ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio securities when the prices for those securities are falling. In addition, inadequate or irregularly provided information about and EFT or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

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Dow Jones disclaimer

“Dow Jones” and “Dow Jones U.S. Portfolio Indexes” are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by Mercantile Capital Advisors, Inc., the investment adviser to the funds. The Mercantile Dow Jones Portfolio Funds based on the Dow Jones U.S. Portfolio Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

THE INVESTMENT ADVISER

The investment adviser for these funds is Mercantile Capital Advisors, Inc. (MCA). MCA is a wholly owned subsidiary of Mercantile-Safe Deposit and Trust Company and an indirect wholly owned subsidiary of Mercantile Bankshares Corporation, a multi-bank holding company, and is based at Two Hopkins Plaza, Baltimore, MD, 21201. As of December 31, 2003, MCA managed over $3.3 billion in assets. The firm and its predecessors have been providing asset management and other financial services since 1864.

Under the supervision of the Board of Directors, MCA is responsible for managing each fund’s portfolio in accordance with each fund’s goal and policies. In exchange for providing these services, MCA receives a management fee from each fund. For the funds’ first fiscal year, the management fee for the Dow Jones 100 U.S. Portfolio Fund is 0.55% of average daily net assets, and the management fee for each of the Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund, and Dow Jones 20 U.S. Portfolio Fund is 0.20% of each fund’s average daily net assets. With respect to the Dow Jones 100 U.S. Portfolio Fund, MCA has contractually agreed to waive its fees and reimburse expenses in order to maintain the fund’s total operating expenses at not more than the following percentages of average annual net assets of the share classes through May 31, 2005: 1.30% for Service Shares and 0.80% for Institutional Shares. MCA also receives a management fee from Total Return Bond Fund and Prime Money Market Fund.

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Portfolio Managers

The fund’s portfolio managers are responsible for the day-to-day management of the fund. They are assisted by a team that includes investment officers, traders and analysts.

Kevin A. McCreadie, CFA

•	Executive Vice President and Chief Investment Officer, Mercantile Capital Advisors, Inc. since 2002

•	Has co-managed the fund since inception

•	Previously a Senior Portfolio Manager at Brown Investment Advisory & Trust Company from 1999 to 2002 and Vice President and Portfolio Manager for J.P. Morgan from 1982 to 1999

•	Degrees: BA, Rutgers College; MBA, Wharton School of the University of Pennsylvania

Matthew W. Wyskiel

•	Has co-managed the fund since inception

•	Previously an Associate on a derivative sales team at Bankers Trust Company from 1994 to 1996 and an Accountant and Consultant at KPMG Peat Marwick from 1991 to 1994

•	Degrees: BA, Williams College; MBA, New York University’s Stern School of Business

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DOW JONES U.S. PORTFOLIO INDEXES AND THEIR PERFORMANCE

The performance shown for these indexes is not the past performance of the Mercantile Dow Jones Portfolio Funds or any other investment. Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. Past index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The Dow Jones 100 U.S. Portfolio Index is designed to represent 100% of the risk and return potential of the diversified U.S. stock market. The Dow Jones 80 U.S. Portfolio Index, Dow Jones 60 U.S. Portfolio Index, Dow Jones 40 U.S. Portfolio Index, and Dow Jones 20 U.S. Portfolio Index are constructed using:

•	the 100 Index as the stock component

•	three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and monthly rebalanced

•	one cash index (the Lehman U.S. T-Bills Index) as the cash component

The Dow Jones 80 U.S. Portfolio Index, Dow Jones 60 U.S. Portfolio Index, Dow Jones 40 U.S. Portfolio Index, and Dow Jones 20 U.S. Portfolio Index each uses a mathematical formula to blend varying amounts of the stock, bond, and cash components. None of these indexes is to be confused with the Dow Jones Industrial Average, an average of the stock prices of 30 “blue-chip” stocks that is widely used as an indicator of stock market performance.

The table below shows average annual returns for the five Dow Jones U.S. Portfolio Indexes described above over the periods indicated, as of December 31, 2003. These returns reflect reinvestment of dividends. For each index, the table also shows the best and worst returns for any twelve-month period during the past 20 years.

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Performance: Dow Jones U.S. Portfolio Indexes

Performance as of 12/31/03.

	Annualized				Over the past 20 Years
	1 Year	5 Years	10 Years	20 Years	Best 12-month period	Worst 12-month period
Dow Jones 100 U.S. Portfolio Index	37.69%	4.21%	11.00%	12.63%	48.55 for the 12 month period ended 10/31/91	-25.70 for the 12 month period ended 9/30/01
Dow Jones 80 U.S. Portfolio Index	30.61%	4.87%	10.12%	11.96%	40.25 for the 12 month period ended 10/31/91	-19.02 for the 12 month period ended 9/30/01
Dow Jones 60 U.S. Portfolio Index	24.06%	5.55%	9.10%	10.95%	32.30 for the 12 month period ended 10/31/91	-12.16 for the 12 month period ended 3/31/03
Dow Jones 40 U.S. Portfolio Index	17.66%	6.06%	8.08%	9.77%	23.71 for the 12 month period ended 10/31/91	-5.32 for the 12 month period ended 7/31/02
Dow Jones 20 U.S. Portfolio Index	10.92%	6.36%	7.05%	8.37%	16.03 for the 12 month period ended 7/31/89	0.36 for the 12 month period ended 1/31/00

Inception date for the indexes is January 1, 1983

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HOW TO INVEST

In this section, you will find information on how to invest in the funds, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as a Mercantile Dow Jones Portfolio Funds shareholder.

You can find out more about the topics covered here by contacting the Mercantile Dow Jones Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

THE SHARE CLASSES

The Mercantile Dow Jones Portfolio Funds offer two share classes, Service Shares and Institutional Shares. The table below describes the main features of each share class.

Service Shares

Designed for individual investors.

•	No sales charges when you buy or sell shares

•	Low minimum investment of $1,000

•	Higher annual expenses than Institutional Shares

Institutional Shares

Designed for institutional investors or for individuals making substantial investments.

•	No sales charges when you buy or sell shares

•	Higher minimum investment of $5,000,000

•	Lower annual expenses than Service Shares

Distribution and Service (12b-1) Fees

Each of the Mercantile Dow Jones Portfolio Funds has adopted a plan that allows its Service Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers (NASD), from its Service Share assets for selling and distributing Service Shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Service Share assets, consisting of up to 0.25% for distribution services and expenses and up to 0.25% for services, as defined by NASD. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

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Trading Fund Shares Online

Taking advantage of our online services can be the easiest way to manage an investment in the Mercantile Dow Jones Portfolio Funds.

Using our secure web site, www.mercdowjonesfunds.com, it is possible to do any of the following, 24 hours a day, seven days a week:

•	submit a new account application and process your initial purchase by arranging for an ACH transfer from your bank account

•	get up-to-date account balances and performance information

•	request or download various forms and documents

•	add or change various account features

•	buy, sell, or exchange fund shares (with purchase money coming from your bank account)

To open an online account, direct your Internet browser to www.mercdowjonesfunds.com. Follow the online instructions for opening an account. After submitting your account application, please allow 24 hours for your account to be activated. Once we have received your investment in good order, your initial or subsequent purchase will be posted to your account. You will be responsible for any additional processing fees and/or loss or expense to the funds if a transfer cannot be made because of a low bank balance. Note that the amounts of initial and additional investments made through our web site are subject to certain limits, as described on the web site.

While online orders to buy or sell fund shares generally reach us promptly, remember that any orders you submit when the funds are not open will be held until the next business day, when they will be processed at the next share price to be calculated.

During times when the web site cannot be accessed, either because of routine maintenance or events beyond our control, please call us during business hours at 1-877-637-2357 to conduct your transactions.

HOW TO BUY FUND SHARES

Use the instructions on these pages if you are investing directly with Mercantile Dow Jones Portfolio Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

First investment	Additional investments
Service Shares investors can open an account for as little as $1,000. For Institutional Shares, the minimum initial investment is $5,000,000. We reserve the right to waive these minimums in certain instances. Be sure to read the fund’s prospectus before you invest.	Service Shares investors can add as little as $25 at a time to an account. For Institutional Shares, the minimum additional investment is $10,000. We reserve the right to waive these minimums in certain instances.

Online

• Read the “Trading fund shares online” section on the previous page	• Read the “Trading fund shares online” section on the previous page

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• Follow the instructions for opening an account at www.mercdowjonesfunds.com Be sure to read the fund’s prospectus before you invest.

•      Follow the instructions for adding to an account at www.mercdowjonesfunds.com

•      Prior to placing a purchase online via ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

By mail or express delivery

•      Complete and sign an application (if you need an application, you may download it from the web site or call 1-877-637-2357)

•      Send the application to us at the appropriate address below, along with an investment check made out to “Mercantile Dow Jones Portfolio Funds”

•      Make out an investment check to “Mercantile Dow Jones Portfolio Funds”

•      Return a deposit stub or write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

•      Sign the letter, enclose the check, and mail it to the appropriate address

By wire

• Call 1-877-637-2357 for instructions before wiring any money

Request your bank to wire Federal funds to:

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02101

DDA # 9905-635-0

ABA # 011000028

•      Specify the fund name and share class, your name, and your account number

•      Be aware that your bank may charge a fee to wire money

By phone

•      To use this service, call 1-877-637-2357 to verify that the service is in place, then using the voice prompts you may place your purchase order

•      Prior to placing a purchase order by phone via ACH transfer, you must first have your bank account instructions established on your

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account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

Automatic investment plan

•      To make changes to your automatic investment plan you may do so online at www.mercdowjonesfunds.com. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

*	Note: A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

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When buying fund shares, make sure your request is in good order. “Good order” means your purchase request includes:

•	The name of the fund

•	The dollar amount of shares to be purchased

•	Purchase application

•	Check payable to Mercantile Dow Jones Portfolio Funds, or if paying by wire or online, when funds are received

Web site

www.mercdowjonesfunds.com

Regular mail

Mercantile Dow Jones Portfolio Funds

PO Box 8549

Boston, MA 02266-8549

Express, registered, or certified

Mercantile Dow Jones Portfolio Funds

C/O Boston Financial Data Services

66 Brooks Drive

Braintree, MA 02184

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HOW TO SELL OR EXCHANGE FUND SHARES

Exchanging into another fund	Selling shares
Because each of the funds is designed to meet your overall objective, an exchange from a fund is only available as a complete and full exchange to another Mercantile Dow Jones Portfolio Fund. Be sure to obtain and read a current prospectus for the fund you are exchanging into. For additional information please contact us at 1-877-637-2357	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see page 45).

Online

• Read the “Trading fund shares online” section on the previous page • Follow the instructions for exchanges at www.mercdowjonesfunds.com

•      Read the “Trading fund shares online” section on the previous page

•      Follow the instructions for selling shares at www.mercdowjonesfunds.com

•      Prior to placing a sell order online via ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

By mail or express delivery

•      Write a letter that includes your account number, the fund and share class you are exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund you are exchanging into

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•      Mail the letter to the appropriate address

•      Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

•      Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

•      Mail or fax the letter to the appropriate address

By phone, wire, or ACH

• Call 1-877-637-2357 to request an exchange	• To use this service, call 1-877-637-2357 to verify that the service is in place, then using the voice prompts you may place your sell order • Prior to placing a sell order by phone via wire

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or ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

•      Telephone redemption to your address of record is available unless you declined it on your application

•      minimum sell order for wire is $1,000, for ACH transfer $100

Systematic withdrawal plan

•      To make changes to your systematic withdrawal plan you may do so online at www.mercdowjonesfunds.com. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at www.mercdowjonesfunds.com or call us at 1-877-637-2357 to have one mailed to your address of record

*	Note: A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

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When selling fund shares, make sure your request is in good order. “Good order” means your redemption request includes:

•	Your account number

•	The name of the fund

•	The number of shares or the dollar amount of shares to be redeemed

•	Signatures of all registered shareholders exactly as the shares are registered, or when selling online, your account must be pre-coded with the redemption settlement instructions

•	Any required signature guarantees

•	Any supporting legal documentation that is required for certain types of accounts

Web site

www.mercdowjonesfunds.com

Regular mail

Mercantile Dow Jones Portfolio Funds

PO Box 8549

Boston, MA 02266-8549

Express, registered, or certified

Mercantile Dow Jones Portfolio Funds

C/O Boston Financial Data Services

66 Brooks Drive

Braintree, MA 02184

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SHAREHOLDER SERVICES AND POLICIES

As a Mercantile Dow Jones Portfolio Funds shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your Mercantile Dow Jones Portfolio Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the funds.

Shareholder Services

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, go to www.mercdowjonesfunds.com and download our Additional Services Request Form or call 1-877-637-2357 and one will be mailed to your address of record.

Tax-advantaged investment plans

A full range of retirement and other tax-advantaged investment plans is available directly from Mercantile Dow Jones Portfolio Funds or from your financial advisor, including IRA, SEP, 401(k), and pension plans. All funds and both share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, go to the web site or call 1-877-637-2357 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege

As a Mercantile Dow Jones Portfolio Funds investor, you can exchange all of your shares of one Mercantile Dow Jones Portfolio Fund for the same class of shares in any other Mercantile Dow Jones Portfolio Fund. Please note that you cannot exchange between the Mercantile Dow Jones Portfolio Funds and any other Mercantile funds offered in a different prospectus.

Our “one copy per household” policy

We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor, go to www.mercdowjonesfunds.com, or call 1-877-637-2357.

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Automatic Investment Plan

Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, enroll online or call 1-877-637-2357. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer cannot be made because of a low bank balance.

Systematic Withdrawal Plan

Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your Mercantile Dow Jones Portfolio Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

Directed reinvestments

Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

Dollar cost averaging

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

POLICIES ABOUT TRANSACTIONS

Business hours

The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each Mercantile Dow Jones Portfolio Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

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If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 1-877-637-2357.

Determining when your order will be processed

If your order to purchase or sell shares of a Mercantile Dow Jones Portfolio Fund is received by the Mercantile Dow Jones Portfolio Funds’ transfer agent prior to the close of regular trading on the NYSE (currently 4:00 p.m.) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of the NYSE will be processed at the next business day’s share price. Because any order you place through a financial advisor has to be forwarded to the transfer agent before it can be processed, you’ll need to allow sufficient time for the financial advisor to transmit the order so that it is received by the transfer agent before the close of the NYSE in order to receive that day’s price. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent before the close of business on the day you place your order.

Paying for shares you buy

Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us). Please see the important information on online trading on page 37.

Wire transaction policies

Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and may only accept wires of $50 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

If you cannot reach us by phone

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page 38.

Selling shares in trust, business, or organization accounts

Selling shares in these types of accounts often requires additional documentation. Please call 1-877-637-2357 or contact your financial advisor for more information.

Our Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such

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information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Orders that require a signature guarantee

There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•	when you want to sell more than $100,000 worth of shares

•	when you want to send the proceeds to a third party

•	when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell

Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

•	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

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How the funds calculate share prices

The price at which you buy and sell shares of these funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

Limits on exchanges, purchases, and redemptions

Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of “market timing” because short-term and other excessive trading into and out of the funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the funds may reject or limit any purchase orders, including exchanges, from market timers or investors that may be disruptive to the funds.

How the funds value their holdings

We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the funds’ Board of Directors and which are intended to reflect fair value.

For example, we may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a fund’s value for a security is likely to be different from the last quoted market or pricing service price.

Share certificates

We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

•	reject your account application if you fail to give us a correct Social Security or other tax ID number

•	withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

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•	close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

•	change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•	suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•	withdraw or suspend the offering of shares at any time

•	reject any order we believe may be fraudulent or unauthorized

•	reject or limit purchases of shares for any reason

•	reject a telephone or online redemption if we believe it is advisable to do so

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. A fund can earn money in two ways: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions

	Dividends	Capital Gains
Dow Jones 100 U.S. Portfolio Fund	Annually	Annually
Dow Jones 80 U.S. Portfolio Fund	Annually	Annually
Dow Jones 60 U.S. Portfolio Fund	Annually	Annually
Dow Jones 40 U.S. Portfolio Fund	Quarterly	Annually
Dow Jones 20 U.S. Portfolio Fund	Declared Daily and Paid Monthly	Annually

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

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Choices for receiving dividends and distributions

You can choose how you receive your dividends and distributions. You can:

•	have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

•	have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

Please indicate your preference on your application. If you do not give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, visit the web site or call 1-877-637-2357.

Note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

[text popout]

Because each shareholder’s tax situation is unique, ask your tax professional for more information about the possible tax consequences of your Mercantile Dow Jones Portfolio Fund investments.

Tax consequences of buying and selling fund shares

In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the shares. Note that for tax purposes, an exchange from one fund to another is the same as a sale.

Tax status of dividends and distributions

The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

•	short-term capital gains from selling fund shares

•	taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

•	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

•	long-term capital gains from selling fund shares

•	long-term capital gains distributions paid by a fund

In addition, fund payments and transactions may be subject to state and local taxes.

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Tax status statements

Every January, each Mercantile Dow Jones Portfolio Fund mails out detailed tax information to it shareholders. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

“Buying a dividend”

If you invest right before a fund pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don’t need to worry about this.

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[inside back cover]

Service Providers

Management and support services are provided to the Funds by several organizations.

Investment Advisor and Administrator:

Mercantile Capital Advisors, Inc.

Baltimore, Maryland

Custodian:

The Fifth Third Bank

Cincinnati, Ohio

Transfer Agent:

DST Systems, Inc.

Boston, MA

Distributor:

BISYS Fund Services Limited Partnership

Columbus, Ohio

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[back cover]

For More Information

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports

The funds’ annual and semi-annual reports will contain more information about the funds and a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the funds and their policies. It is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 1-877-637-2357 or writing to:

Mercantile Dow Jones Portfolio Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, Maryland 21201

1-877-637-2357

www.merdowjonesfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

The funds’ Investment Company Act File No. is 811-5782.

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MERCANTILE FUNDS, INC.

Dow Jones 100 U.S. Portfolio Fund

Dow Jones 80 U.S. Portfolio Fund

Dow Jones 60 U.S. Portfolio Fund

Dow Jones 40 U.S. Portfolio Fund

Dow Jones 20 U.S. Portfolio Fund

Service and Institutional Shares

Statement of Additional Information

February 6, 2004

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus dated February 6, 2004, as supplemented (the “Prospectus”), for Service and Institutional Shares of the portfolios listed above (each a “Dow Jones Fund”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of any Dow Jones Fund should be made solely upon the information contained in this SAI.

Copies of the Prospectus may be obtained without charge by calling 1-800-551-2145 or by writing Mercantile Funds, Inc., c/o BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219-3035. Capitalized terms that are used in this SAI but not defined have the same meanings as in the Prospectus.

The audited financial statements for Institutional Shares of the Total Return Bond Fund and the Prime Money Market Fund (two other series of Mercantile Funds, Inc. (the “Company”)) for the fiscal year ended May 31, 2003 and the un-audited financial statements for Institutional Shares of these Funds for the six months ended November 30, 2003 are incorporated in this SAI by reference to the Company’s 2003 annual and semi-annual reports to shareholders (File No. 811-5782). You may obtain a copy of the Company’s latest annual and semi-annual shareholder reports at no charge by calling the phone number or writing to the address noted above.

Shares of the Dow Jones Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Dow Jones Funds involves investment risks, including possible loss of principal. You could also lose money by investing in one of the Dow Jones Funds. In addition, the dividends paid by a Dow Jones Fund will go up and down. Mercantile Capital Advisors, Inc. (“MCA” or the “Adviser”), a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, serves as investment adviser and administrator to the Dow Jones Funds, is paid fees for its services, and is not affiliated with BISYS Fund Services Limited Partnership, the Dow Jones Funds’ distributor.

MERCANTILE FUNDS, INC.

Mercantile Funds, Inc. is a Maryland corporation that commenced operations on July 21, 1989 as an open-end, management investment company. The Company is comprised of 20 portfolios, including the Dow Jones Funds described in this SAI. The Dow Jones Funds were established on October 31, 2003. Each such Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

In this SAI, the Dow Jones 100 U.S. Portfolio Fund will be referred to as the “Dow Jones 100 Fund” and each of the other Dow Jones Funds will be referred to as a “DJ Fund of Funds.”

“Dow Jones” is a service mark of Dow Jones & Company, Inc. and has been licensed for use for certain purposes by MCA, who, in turn, has licensed it to the Company.

The Dow Jones Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the shareholders of the Dow Jones Funds or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly. Dow Jones’ only relationship to the Company is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones U.S. Portfolio Indexes SM, which are determined, composed and calculated by Dow Jones without regard to MCA or the Company. Dow Jones has no obligation to take the needs of MCA or the shareholders of the Dow Jones Funds into consideration in determining, composing or calculating the Dow Jones U.S. Portfolio Indexes SM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the Dow Jones Funds to be issued or in the determination or calculation of the equation by which such shares are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the shares of the Dow Jones Funds.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones U.S. Portfolio Indexes SM, or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by MCA, shareholders of the Dow Jones Funds, or any other person or entity from the use of Dow Jones U.S. Portfolio Indexes SM or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones U.S. Portfolio Indexes SM or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages or losses, even if notified of the possibility thereof. Except as otherwise agreed by Dow Jones and MCA, there are no third party beneficiaries of any agreements or arrangements between them.

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement the information set forth in the Prospectus. Except as stated otherwise, if a percentage limitation is satisfied at the time an investment is made, a subsequent increase in that percentage resulting from a change in the value of a Dow Jones Fund’s portfolio securities generally will not constitute a violation of the limitation. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Dow Jones Fund’s investment policies and limitations. With respect to borrowings, if a Dow Jones Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Dow Jones Fund’s strategy of seeking to track the overall performance of its relevant Dow Jones 100 U.S. Portfolio Index is fundamental and cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund.

The following are each Dow Jones Fund’s fundamental investment limitations, set forth in their entirety. Except as otherwise noted, each investment limitation set forth below fully applies to each Dow Jones Fund.

No Dow Jones Fund may:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; and (ii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

2. Borrow money or issue senior securities, except that each Dow Jones Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. A Dow Jones Fund will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held by a Dow Jones Fund in escrow or separate accounts in connection with the Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase or sell real estate, except that the Dow Jones 100 Fund may purchase securities of issuers that deal in real estate; and Fund may (a) invest in municipal obligations secured by real estate or interests therein; (b) purchase securities which are secured by real estate or interests therein; and (c) invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities.

4. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies, and limitations may be deemed to be underwriting.

5. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Dow Jones 100 Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

6. Purchase securities of companies for the purpose of exercising control.

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options, futures contracts and related options, if any; and (b) a Dow Jones Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that the Dow Jones 100 Fund may (a) to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities; and (b) enter into futures contracts and related options.

9. Make loans, except that the Dow Jones 100 Fund may (a) purchase and hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements with respect to portfolio securities; and (c) lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund’s permitted investments and is equal at all times to at least 100% of the value of the securities loaned.

Fundamental and Non-fundamental Limitations of the Total Return Bond and Prime Money Market Funds

The investment objective of each of the Total Return Bond and Prime Money Market Funds is fundamental and cannot be changed without approval by a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the relevant Fund.

The following, in their entirety, are the fundamental investment limitations of the Total Return Bond and Prime Money Market Funds. Except as otherwise noted, each investment limitation set forth below fully applies to each Fund.

Neither such Fund may:

1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund. For purposes of these limitations, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security will not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund’s total assets.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to: (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; (ii) with respect to the Money Market Funds only, obligations issued by domestic branches of U.S. banks; and (iii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

3. Borrow money or, with respect to the Total Return Bond Fund, issue senior securities, except that either such Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. Neither Fund will purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of such Fund’s total assets are outstanding. Securities held by the Total Return Bond Fund in escrow or separate accounts in connection with the Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

4. Purchase or sell real estate, except that (a) either such Fund may purchase securities of issuers which deal in real estate; (b) the Total Return Bond Fund may invest in municipal obligations secured by real estate or interests therein; (c) the Total Return Bond Fund may purchase securities which are secured by real estate or interests therein; and (d) the Total Return Bond Fund may invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities.

5. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies, and limitations may be deemed to be underwriting.

6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Total Return Bond Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

7. Purchase securities of companies for the purpose of exercising control.

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options,

futures contracts and related options, if any; and (b) the Total Return Bond Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that (a) either such Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities; and (b) the Total Return Bond Fund may enter into futures contracts and related options.

10. Make loans, except that either Fund may (a) purchase and hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements with respect to portfolio securities; and (c) lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund’s permitted investments and is equal at all times to at least 100% of the value of the securities loaned.

In addition, the Prime Money Market Fund may not:

1. Knowingly invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons.

2. Issue senior securities, except that, subject to the percentage limitations set forth in Investment Limitation No. 3 above, the Fund may borrow money from banks and enter into reverse repurchase agreements for temporary purposes and pledge assets in connection with any such borrowing.

Non-Fundamental Limitation of the Prime Money Market Fund

As a matter of non-fundamental policy and in accordance with current regulations of the SEC, the Fund intends to subject its entire investment portfolio, other than U.S. government securities, to the 5% limitation described in Investment Limitation No. 1 above. However, in accordance with such regulations, the Fund may invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days, provided the securities are rated at the time of purchase in the highest rating category assigned by one or more Rating Agencies or are determined by the Adviser to be of comparable quality. The Fund may not hold more than one such investment at any one time.

Additional Information about the Investment Practices of the DJ Funds of Funds and the Underlying Funds

Each DJ Fund of Funds invests in a combination of three other series of the Company: the Dow Jones 100 Fund, the Total Return Bond Fund and the Prime Money Market Fund (each an “Underlying Fund”).

The Prospectus contains material information about the principal investment strategies and risks of the Dow Jones Funds. The following pages contain additional information about certain instruments in which the Dow Jones Funds may invest, certain principal and non-principal strategies that the Adviser may employ in managing a Fund’s assets, and a summary of related risks. The Adviser is not required to select all of these instruments for a Dow Jones Fund’s investment or use all of these techniques. The Adviser will select those instruments and use those techniques that it believes will help each Dow Jones Fund achieve its goal.

Similarly, the Prospectus contains material information about the principal investment strategies and risks of the Total Return Bond Fund and the Prime Money Market Fund. This section also contains additional information about certain instruments in which these Funds may invest, certain principal and non-principal strategies that the Adviser may employ in managing these Funds’ assets, and a summary of related risks.

DJ Funds of Funds

Additional Information on Principal Strategies

Other Investment Companies. Each Fund intends to operate as a “fund of funds” and invest in securities issued by other non-money market investment companies and by money market investment companies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

Each Fund operates in accordance with Section 12(d)(1)(G) of the 1940 Act, which provides an exemption from the limitations described above for an investment company investing in other investment companies so long as the following conditions are met:

1.	The Funds and each Underlying Fund are part of the same “group of investment companies” (that is, any two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services);

2.	The Funds invests only in other funds in the same group of investment companies, U.S. government securities and short-term paper;

3.	The Funds pays no sales load or distribution fee imposed by the Underlying Fund unless the DJ Fund of Funds itself does not impose any sales loads or distribution fees;

4.	The aggregate sales loads and distribution fees of the Funds and the Underlying Funds do not exceed NASD or SEC rules;

5.	Each Underlying Fund has a policy to prohibit it from operating as a fund of funds; and

6.	The acquisition of the Underlying Fund by the Funds, with respect to its operation as a fund of funds, does not violate any relevant SEC rules.

Dow Jones 100 Fund

Additional Information on Principal Strategies

Derivative Instruments. The Fund may purchase certain “derivative” instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, “stripped” securities and various floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund’s investment objective. It is possible, however, that the Adviser’s evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

Futures and Related Options on Futures Contracts. The Fund may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index.

The Fund also may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which that Fund intends to purchase. Similarly, if the value of a Fund’s portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to earmarking cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of the contract. Such liquid assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.

The Fund may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments), except as may be otherwise permitted under applicable regulations.

More information regarding futures contracts and related options can be found in Appendix A.

Options Trading. The Fund may write covered call options, buy put options, buy call options and sell, or “write,” secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. A listed call or put option gives the purchaser of this option the right to buy or sell, as the case may be, the underlying security at a stated price from a clearing corporation.

When the Fund writes a call option on a security, the option is “covered” if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by a Fund means that the Fund maintains in a segregated account with the custodian cash or liquid securities in an amount not less than the exercise price of the option at all times during the option period.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

The Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options purchased by a Fund will not exceed 5%, and options written by the Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation which performs the obligations of its members if they default.

Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of any Fund.

Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Limitations on Futures and Options Transactions. The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase futures contracts or call options if, as a result, the amount of margin deposits on existing futures positions and the current value of option premiums for call options purchased by the fund would exceed 5% of the fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the Fund’s investments in futures contracts and options, and this and other policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Other Investment Companies. The Fund may invest in securities issued by other investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund may invest in securities issued by other investment companies within the limits prescribed by the Section 12(d)(1) of the 1940 Act, which limits each such Fund’s investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. Even though the Fund may invest in other investment companies subject to these conditions, it is not considered to be a fund of funds, as described in this SAI.

The Fund may invest in Exchange Traded Funds (“ETFs”), which are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities that replicates, or is a representative sample of, a particular index and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying portfolio securities. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions. The Fund’s ETF purchases would be subject to the limitations described above for investing in other investment companies.

Illiquid Securities. While investing in illiquid securities is not in itself a principal strategy, in pursuing its investment objective, the Fund may invest in illiquid securities. The Fund may purchase up to 15% of its net assets in illiquid securities. Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Board monitors investments in illiquid securities. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

Additional Information on Non-Principal Strategies

Cash Management. The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments (including U.S. government securities such as Treasuries and other U.S. government short-term obligations), repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Securities Lending. The Fund may lend securities to parties such as broker-dealers or other institutions. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to be in good standing and when, in the Adviser’s judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Repurchase Agreements. The Fund may buy portfolio securities subject to the seller’s agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will default on his obligation and fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The repurchase price under repurchase agreements generally is equal to the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund’s custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). The Fund will enter into repurchase agreements only with financial institutions the Adviser deems creditworthy, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller.

Reverse Repurchase Agreements. The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

When-Issued Purchases and Forward Commitments. The Fund may purchase securities on a “when-issued” basis and may enter into a “forward commitment” to purchase or sell securities. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Fund does not intend to engage in when-issued and forward commitment transactions for speculative purposes.

When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund’s liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Fund expects that its commitment to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of its total assets. In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

When the Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in such Fund’s net asset value as long as the commitment remains in effect.

Investment Practices of the Total Return Bond and Prime Money Market Funds

Additional Information on Principal Strategies

Government Obligations and Money Market Instruments. The Funds may invest in securities issued or guaranteed by the U.S. government, including but not limited to direct U.S. Treasury obligations, as well as in obligations issued or guaranteed by U.S. government agencies and instrumentalities. Examples of the types of U.S. government obligations that may be acquired by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the “World Bank”), and Resolution Trust Corporation. Obligations of certain agencies and instrumentalities, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer’s right to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the entity’s obligations; still others, such as those of FHLMC, are backed solely by the issuer’s credit and are not guaranteed by the U.S. Government. There is no assurance that the U.S. government would provide support to a U.S. government-sponsored entity were it not required to do so by law.

Certain U.S. government obligations held by the Prime Money Market Fund may be variable or floating rate instruments. Others may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par value.

The Funds may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). Each such Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the particular Fund’s total assets at the time of purchase . The Prime Money Market Fund also may make interest-bearing savings deposits in commercial and savings banks in amounts in excess of 5% of its net assets.

Taxable commercial paper purchased by the Funds will be rated at the time of purchase within the highest rating category assigned by a Rating Agency. Corporate bonds purchased by these Funds with remaining maturities of thirteen months or less will be rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. In addition, each such Fund may acquire un-rated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments. The Prime Money Market Fund also may invest in short-term, high quality, U.S. dollar-denominated corporate debt obligations of foreign issuers where the Adviser deems the investments to present minimal credit risks.

Variable and Floating Rate Instruments. The Funds may purchase variable and floating rate instruments, including variable rate demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rates. Unless guaranteed by the U.S. government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the Prime Money Market Fund must permit the Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days’ notice. Because of the absence of a market in which to resell a variable or floating rate instrument, an Underlying Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

The Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of variable and floating rate instruments and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

Municipal Obligations. The Funds may invest from time to time in municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Municipal obligations may be advantageous for either of these Funds when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid to shareholders by either of these Funds that come from interest on municipal obligations generally will not be subject to federal income taxes.

The two main types of municipal obligations are “general obligation” securities (which are secured by the issuer’s full faith, credit and taxing power) and “revenue” securities (which are payable only from revenues received from the operation of a particular facility or other revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a “moral obligation” security. If the issuer of a moral obligation security is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of municipal obligations, both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including market conditions generally and the municipal bond market in particular, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Private activity bonds (which are a type of obligation that, although exempt from regular federal income tax, may be subject to the federal alternative minimum tax) are usually revenue securities issued by or for public authorities to finance a privately operated facility.

In many cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, the purchase of such securities is based on the opinion of bond counsel or counsel to the issuers of such instruments. The Company and the Adviser rely on these opinions and do not intend to review the bases for them.

Municipal obligations purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by a Fund could have an adverse effect on the Fund’s portfolio and the value of its shares. As described above under “Government Obligations and Money Market Instruments,” foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

Municipal obligations acquired by the Funds may include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Funds may invest in bonds and other types of longer-term tax-exempt instruments provided that, in the case of the Prime Money Market Fund, they have remaining maturities of 397 days or less at the time of purchase.

Private activity bonds have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

The payment of principal and interest on most municipal obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate “issuer,” as that term is used in the Prospectus and SAI of these Funds. The non-governmental user of facilities financed by private activity bonds is also considered to be an “issuer.”

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference (see “Additional Information Concerning Taxes”).

Asset-Backed Securities. The Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. Asset-backed securities purchased by the Prime Money Market Fund will have remaining maturities of 397 days or less.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time, because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of a Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generally consisting of both interest and principal generated by particular assets, most often a pool of assets similar to one another. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, such instruments may be considered illiquid securities subject to each Fund’s limitation on illiquid investments described below under “Managing Liquidity.”

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Repurchase Agreements. The Funds may buy portfolio securities subject to the seller’s agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will default on his obligation and fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The repurchase price under repurchase agreements generally is equal to the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). The Funds will enter into repurchase agreements only with financial institutions the Adviser deems creditworthy, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller.

Reverse Repurchase Agreements. The Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

When-Issued Purchases and Forward Commitments. The Funds may purchase securities on a “when-issued” basis and may enter into a “forward commitment” to purchase or sell securities. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Funds do not intend to engage in when-issued and forward commitment transactions for speculative purposes.

When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund’s liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Fund expects that its commitment to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of its total assets. In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

When a Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining an Underlying Fund’s net asset value starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in such Fund’s net asset value as long as the commitment remains in effect.

Lending Portfolio Securities. The Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. Although securities loans will be fully collateralized, such loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the judgment of the Adviser, the income to be earned from the loans justifies the attendant risks.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and also earns income on the loans. Any cash collateral received by a Fund in connection with such loans will be invested in short-term money market obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted if a material event affecting the investment occurs. While there is no limit on the amount of securities which the Funds may loan, fees attributable to securities lending activities are subject to special rules under the Internal Revenue Code of 1986, as amended (the “Code”).

Illiquid Securities. While investing in illiquid securities is not in itself a principal strategy, each of the Total Return Bond and Prime Money Market Funds, in pursuing its investment objective, may invest in illiquid securities. The Total Return Bond Fund may purchase up to 15% and the Prime Money Market Fund may purchase up to 10% of its net assets in illiquid securities. Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons the Funds will not invest more than 15% (10% with respect to the Prime Money Market Fund) of the value of their respective net assets in illiquid securities. Illiquid securities include repurchase agreements and time deposits that do not permit a Fund to terminate them after seven days’ notice, restricted securities, unlisted foreign currency options and other securities, for which market quotations are not readily available. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Adviser has determined pursuant to guidelines adopted by the Board that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A) are not subject to this limitation. Investments in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers were no longer interested in purchasing these restricted securities.

Additional Information on Non-Principal Strategies

Other Investment Companies. In connection with the management of its daily cash position, the Funds may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and that seek to maintain a $1.00 net asset value per share, i.e., “money market” funds. Further, the Total Return Bond Fund may invest in securities issued by other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.

The Funds may invest in securities issued by other investment companies within the limits prescribed by the Section 12(d)(1) of the 1940 Act, which limits each such Fund’s investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;

(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. Even though each Fund may invest in other investment companies subject to these conditions, none is considered to be a fund of funds, as described in this SAI.

Total Return Bond Fund Only

Additional Information on Principal Strategies

Derivative Instruments. The Fund may purchase certain “derivative” instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, “stripped” securities and various floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund’s investment objective. It is possible, however, that the Adviser’s evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

Foreign Securities. There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible difficulty in taking appropriate legal action in a foreign court, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of dividends or principal and interest on foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in developing countries and fledgling democracies. The risks of expropriation, nationalism and social, political and economic instability are greater in those countries than in more developed capital markets.

American, European and Global Depositary Receipts. The Fund may invest up to 25% of its total assets, in sponsored ADRs, EDRs, GDRs and similar securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign issuer. EDRs, which are sometimes referred to as Continental Depositary Receipts or CDRs, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of underlying foreign or U.S. securities. GDRs are depository receipts structured similarly to EDRs and are issued and traded in several international financial markets. GDRs are designed for trading in non-U.S. securities markets. These instruments may not be denominated in the same currency as the securities they represent. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Foreign Currency Exchange Contracts. The Fund may from time to time enter into forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the euro) relating to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by the Adviser under two circumstances.

First, when entering into a contract for the purchase or sale of a foreign security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations in the value of the foreign currency relative to the U.S. dollar or other foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This is sometimes referred to as “transaction hedging”.

Second, when the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. This is sometimes referred to as “position hedging”. The Fund does not intend to enter into forward contracts for position hedging purposes on a regular or continuing basis.

The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. In addition, the Fund will incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

The Fund’s custodian will place in a separate account cash or liquid portfolio securities in an amount equal to the value of the Fund’s assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. For a discussion of the federal tax treatment of forward contracts, see “Additional Information Concerning Taxes.”

Options Trading. The Fund may write covered call options, buy put options, buy call options and sell, or “write,” secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. A listed call or put option gives the purchaser of this option the right to buy or sell, as the case may be, the underlying security at a stated price from a clearing corporation.

When the Fund writes a call option on a security, the option is “covered” if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by a Fund means that the Fund maintains in a segregated account with the custodian cash or liquid securities in an amount not less than the exercise price of the option at all times during the option period.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

The Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options purchased by a Fund will not exceed 5%, and options written by the Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation which performs the obligations of its members if they default.

Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund.

Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-

the-counter or on a national securities exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures and Related Options on Futures Contracts. The Fund may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index.

The Fund also may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which that Fund intends to purchase. Similarly, if the value of a Fund’s portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to earmarking cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of the contract. Such liquid assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.

The Fund may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments), except as may be otherwise permitted under applicable regulations.

More information regarding futures contracts and related options can be found in Appendix A.

Limitations on Futures and Options Transactions. The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase futures contracts or call options if, as a result, the amount of margin deposits on existing futures positions and the current value of option premiums for call options purchased by the fund would exceed 5% of the fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the Fund’s investments in futures contracts and options, and this and other policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Interest Rate Swaps. The Fund may enter into interest rate swap transactions for hedging purposes. Interest rate swaps involve an exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

The Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that a Fund’s potential exposure in a transaction involving an interest rate swap is covered by the segregation of cash or liquid portfolio securities, the Fund and the Adviser believe that the transaction does not constitute a senior security under the 1940 Act and, accordingly, will not treat the transaction as being subject to the Fund’s borrowing restrictions.

The Fund will not enter into interest rate swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated A or A-1 or better by Standard and Poor’s (“S&P”) or A or P-1 or better by Moody’s Investors Service (“Moody’s”) or, if unrated, is determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the market for other similar instruments which are traded in the interbank market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s transactions in interest rate swaps.

The use of interest rate swaps is a highly specialized activity which involves an investment technique and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Rights and Warrants. The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security. The Fund does not intend to invest more than 5% of its net assets in rights and warrants during the current fiscal year.

Stand-By Commitments. The Fund may acquire “stand-by commitments” with respect to municipal obligations that it holds. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund’s option, specified municipal obligations at a specified price equal to their amortized cost value plus interest. Stand-by commitments may be exercisable by the Fund involved at any time before the maturity of the underlying municipal obligations, and may be sold, transferred or assigned only with the instruments involved.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each stand-by commitment is acquired.

The Fund intends to enter into stand-by commitments only with banks, brokers or dealers that, in the opinion of the Adviser, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer’s assets, liabilities, contingent claims and other relevant financial information. The Fund’s reliance upon the credit of these banks, brokers and dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment.

The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

Convertible Securities. Convertible securities, which may be purchased by the Fund, entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities for the Fund, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and the ratings of the securities. Since Rating Agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments.

Mortgage-Related Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies and private issuers. Such securities may include collateralized mortgage obligations (“CMOs”) and U.S. government stripped mortgage-backed securities (“SMBs”).

CMOs are a type of bond issued by non-governmental entities which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

SMBs represent beneficial ownership interests in either periodic principal distributions (“principal-only”) or interest distributions (“interest-only”) on mortgage-backed certificates issued by a U.S. government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificates.

The yield characteristics of mortgage-related securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., mortgage loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. During periods of rising interest rates, the rate of prepayments tend to decrease, lengthening the average life of the pool of mortgage-related securities. In periods of falling interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding mortgage-related securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these securities under certain market conditions. In addition, SMBs may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as to timely payment of the principal and interest only by FNMA and not the U.S. government. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “Pcs”). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed only by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) or rising interest rates may result in some loss of the Fund’s principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

Downgraded and Lower Quality Debt Securities (“Junk Bonds”). The ratings assigned by each Rating Agency are representations of their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

In the event that an investment grade debt security is downgraded by a Rating Agency, the Adviser will review the security and may retain the security at its discretion. The Fund may invest up to 10% of its net assets in debt securities rated below investment grade at the time of purchase. Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Issuers of low rated or non-rated securities (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

The Fund may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

Prime Money Market Fund Only

Additional Information on Principal Strategies

Quality and Maturity. All securities acquired by the Fund will be determined at the time of purchase by the Adviser, pursuant to guidelines approved by the Board, to present minimal credit risks and will be “Eligible Securities” as defined by the Securities and Exchange Commission (“SEC”). Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories assigned by at least two Rating Agencies (or one Rating Agency if the security is rated by only one Rating Agency), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board. In accordance with current SEC regulations, the Fund intends to invest no more than 5% of its total assets in securities, other than U.S. government securities, that are rated at the time of purchase within the second highest rating category assigned by one or more Rating Agencies (including securities that are unrated but determined by the Adviser to be of comparable quality). The Prime Money Market Fund is managed so that the average dollar-weighted maturity of all instruments held by it will not exceed 90 days. In no event will the Fund purchase securities which mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Fund invests may not earn as high a level of income as longer-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

PORTFOLIO TRANSACTIONS AND TURNOVER

Subject to the general supervision and approval of the Board of Directors, MCA is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Dow Jones Fund.

Investment decisions for the Dow Jones Funds are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the Dow Jones Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of one of the Dow Jones Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to that Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Dow Jones Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Dow Jones Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

The portfolio turnover rate for each of the Dow Jones Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

Dow Jones 100 Fund

Transactions by the Fund on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions by the Fund on foreign stock exchanges involve payment of brokerage commissions that are generally fixed.

Transactions by the Fund in the over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In making portfolio investments for the Fund, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with broker-dealers who provide research advice or other services to the Fund or the Adviser. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund that exceeds the amount of commission another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities to the Fund and to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Fund. The Board will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or portfolios of the Company or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account, portfolio of the Company or investment company.

The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with MCA, the Distributor, or any of their “affiliated persons” (as defined in the 1940 Act), except as the 1940 Act or the SEC permits. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

The Fund may from time to time purchase securities issued by the Company’s “regular broker/dealers.”

Under certain market conditions, the Fund may experience high portfolio turnover rates as a result of the investment strategy. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions and other transaction costs which must be borne by the Fund and ultimately by its shareholders. Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for the Fund, and the Fund may engage in short-term trading to achieve its investment objective and adhere to its investment strategy.

DJ Funds of Funds

Each DJ Fund of Funds will invest in Institutional Shares of the Underlying Funds. The Adviser will effect transactions in the Underlying Funds on behalf of the DJ Fund of Funds directly with BISYS Fund Services Limited Partnership, the Company’s distributor (the “Distributor”). No commission or sales charge is paid on these transactions.

CALCULATION OF NAV

The NAV of a particular Class of a Fund is calculated separately by dividing the total value of the assets belonging to the Fund allocable to such Class, less the liabilities of the Fund allocable to such Class, by the number of outstanding shares of such Class. “Assets belonging to” a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. Assets belonging to a particular Fund are reduced by the direct liabilities of that Fund and by a share of the general liabilities of the Company allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. In addition, liabilities directly attributable to a Class of a Fund are charged to that Class. Subject to the provisions of the Company’s Articles of Incorporation, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund or Class thereof are conclusive.

Dow Jones 100 Fund

The Dow Jones 100 Fund’s investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. A security that is primarily traded on a domestic securities exchange (including securities traded through the Nasdaq National Market System) is valued at the last price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities traded in the over-the-counter market (but not securities traded through the Nasdaq National Market System) are valued at the bid based upon quotes furnished by market makers for such securities. For purposes of determining NAV, futures and options generally will be valued shortly after the close of trading on the New York Stock Exchange.

For the Fund, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Directors determines that this does not constitute fair value.

DJ Funds of Funds

The Funds’ investments, comprised entirely of the Underlying Funds, constitute the entire investment program of each Fund and are valued at the respective NAVs of the Underlying Funds, as determined in accordance with each Underlying Fund’s Prospectus and SAI (as summarized below).

Prime Money Market Fund — Use of Amortized Cost Method

The Company uses the amortized cost method of valuation to value the Prime Money Market Fund’s portfolio securities. Pursuant to this method, an instrument is initially valued at cost and, thereafter, a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The market value of portfolio securities held by the Fund can be expected to vary inversely with changes in prevailing interest rates.

In connection with its use of amortized cost valuation, the Company limits the dollar-weighted average maturity of the Prime Money Market Fund’s portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 397 days (with certain exceptions). The Board also has established procedures that are intended to stabilize the Fund’s NAV for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which the Fund’s NAV, calculated by using available market quotations, deviates from $1.00. In the event such deviation exceeds 0.50% (or $0.005), the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include: selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

Dow Jones 100 and Total Return Bond Funds

These Funds’ investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. Portfolio securities for which market quotations are readily available (other than securities with remaining maturities of 60 days or less) are valued at the mean of the most recent bid and asked prices.

For these Funds, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Directors determines that this does not constitute fair value.

ADDITIONAL INFORMATION CONCERNING TAXES

Information set forth in the Prospectuses that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Dow Jones Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Dow Jones Funds or the implications to shareholders and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Dow Jones Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

Each Dow Jones Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions by a Dow Jones Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Dow Jones Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. As explained below, however, such carryforwards are subject to limitations on availability. Under Code Sections 382 and 383, if a Dow Jones Fund has an “ownership change,” then the Fund’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs (the rate for October 2003 is 4.74%). The Dow Jones Funds will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control or knowledge of a

Dow Jones Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Dow Jones Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the “Income Requirement”).

In general, gain or loss recognized by a Dow Jones Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation purchased by a Dow Jones Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Dow Jones Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

In general, for purposes of determining whether capital gain or loss recognized by a Dow Jones Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Dow Jones Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Dow Jones Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Dow Jones Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 Contracts.” Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Dow Jones Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 Contracts.

In addition to satisfying the requirements described above, a Dow Jones Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Dow Jones Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

If for any taxable year a Dow Jones Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Dow Jones Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Dow Jones Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Dow Jones Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Dow Jones Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Dow Jones Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Dow Jones Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that a Dow Jones Fund has held for less than 61 days during the 120-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Distributions attributable to dividends received by a Dow Jones Fund from domestic corporations will qualify for the 70% dividends-received deduction (“DRD”) for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Dow Jones Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the various Dow Jones Funds’ share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by a Dow Jones Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Dow Jones Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Dow Jones Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

A Dow Jones Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Dow Jones Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Dow Jones Fund’s disposition of domestic qualified “small business” stock will be subject to tax.

Conversely, if a Dow Jones Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Dow Jones Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Dow Jones Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Dow Jones Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Dow Jones Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Dow Jones Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Dow Jones Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an “exempt recipient” (such as a corporation).

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Dow Jones Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Dow Jones Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

If the income from a Dow Jones Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign non-corporate shareholders, a Dow Jones Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Dow Jones Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Dow Jones Fund.

Other Tax Information

The information above is only a summary of some of the tax consequences generally affecting each of the Dow Jones Funds and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a Dow Jones Fund is suitable to their particular tax situation.

MANAGEMENT OF THE COMPANY

Directors and Officers

The business and affairs of the Company are managed under the general supervision of the Board in accordance with the laws of the State of Maryland and the Company’s Charter and Bylaws. Information pertaining to the Directors and officers of the Company is set forth below. Directors who are deemed to be “interested persons” (as defined in the 1940 Act) of the Company are referred to as “Interested Directors.” Directors who are not deemed to be “interested persons” of the Company are referred to as “Independent Directors.”

Each Director’s and officer’s address is c/o Mercantile Funds, Inc., Two Hopkins Plaza, Baltimore, Maryland 21201, Attn: Funds Administration. Each Director holds office until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Company’s shareholders in accordance with the Company’s Bylaws. Each officer holds office for one year and until his or her successor shall have been elected and qualified. Each Director oversees 20 portfolios of the Company, which is the sole open-end investment company in the Mercantile fund complex. The following table also discloses whether a Director serves as a director of any company that is required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

INTERESTED DIRECTORS

Name, Age and Position with Company (since)	Principal Occupation During Past 5 Years	Other Directorships
Leslie B. Disharoon * Age 71 Chairman of the Board (1989)	Retired.

Mercantile Alternative Strategies Fund LLC, Mercantile Absolute Return Fund LLC and Mercantile Long-Short Manager Fund LLC (also Chairman of the Boards);

Travelers Property Casualty Corp.; and Aegon USA, Inc.

Decatur H. Miller + Age 71 Director (1989)	Retired.	Mercantile Alternative Strategies Fund LLC, Mercantile Absolute Return Fund LLC and Mercantile Long-Short Manager Fund LLC.

INDEPENDENT DIRECTORS

Name, Age and Position with Company (since)	Principal Occupation(s) During Past 5 Years	Other Directorships
Edward D. Miller Age 60 Director (1998)	Dean/Chief Executive Officer, Johns Hopkins Medicine; Chairman, Department of Anesthesiology and Critical Care Medicine, Johns Hopkins University.	Mercantile Alternative Strategies Fund LLC, Mercantile Absolute Return Fund LLC and Mercantile Long-Short Manager Fund LLC; Millennium Pharmaceuticals; and IDDS.

John R. Murphy Age 69 Director (1994)	Vice Chairman, National Geographic Society.

Mercantile Alternative Strategies Fund LLC, Mercantile Absolute Return Fund LLC and Mercantile Long-Short Manager Fund LLC;

Omnicom Group, Inc. (media and marketing services);

SIRSI Corp. (library software and services); and

eMotion, Inc. (Chairman of the Board) (digital media management software and services).

*	Mr. Disharoon is considered to be an Interested Director because he and his wife own securities issued by Mercantile Bankshares Corporation, the parent company of MCA and Merc-Safe.
+	Mr. Miller is considered to be an Interested Director because he and his wife are co-trustees of a trust for which Merc-Safe also acts as co-trustee and of which his wife is the sole beneficiary.

Name, Age and Position with Company (since)	Principal Occupation(s) During Past 5 Years	Other Directorships
George R. Packard III Age 71 Director (1989)	President, U.S. - Japan Foundation.	Mercantile Alternative Strategies Fund LLC, Mercantile Absolute Return Fund LLC and Mercantile Long-Short Manager Fund LLC.

L. White Matthews, III Age 57 Director (2003)	Retired, since 2001; Executive Vice President and Chief Financial Officer, Ecolab, Inc., (cleaning products and services), 1999 to 2001; Executive Vice President and Chief Financial Officer, Union Pacific Corporation (transportation), 1977 to 1998.

Mercantile Absolute Return Fund LLC, Mercantile Alternative Strategies Fund LLC and Mercantile Long-Short Manager Fund LLC;

Matrixx Initiatives, Inc. (pharmaceuticals);

Imation Corp. (data storage products); and

Nortrax Inc. (construction and forestry equipment sales).

OFFICERS

Name, Age and Position with Company (since)	Principal Occupation(s) During Past 5 Years
John J. Pileggi Age 44 President (2002)	Executive Vice President of Mercantile Safe-Deposit & Trust Company (“Merc-Safe”) since 2002; President and Chief Executive Officer of MCA since 2002; President and Chief Executive Officer of PlusFunds in 2001; President and Chief Executive Officer of ING Funds, ING Mutual Funds Management Co., ING Mutual Funds Distributor LLC and ING Investment Products from 1998 to 2000.

Kevin A. McCreadie Age 43 Executive Vice President (2003)	CFA, Chief Investment Officer of Merc-Safe since 2002; Chief Investment Officer of MCA since 2002; Partner of Brown Investment Advisory & Trust Company from 1999 to 2002; Vice President and Portfolio Manager for J.P. Morgan from 1982 to 1999.

Cornelia H. McKenna Age 36 Vice President (2002)	Vice President of Mutual Fund Administration at MCA and Merc-Safe since 2001; Assistant Vice President (1999 to 2001) and Funds Administrator (1998 to 1999), Merc-Safe.

Bonnie C. Railey Age 40 Treasurer (2002)	Vice President, MCA since 2002; Manager, Controlling Group Global Funds Administration (2001 to 2002) and Compliance Officer, Global Funds Administration (1999 to 2001), Deutsche Banc Alex. Brown; Senior Associate (1998 to 1999) and Associate (1996 to 1998) PricewaterhouseCoopers, LLP.

Jennifer E. Vollmer Age 31 Secretary (2002)	Counsel and Vice President at MCA since 2001; Associate, Deutsche Asset Management from 1999 to 2001; attended William & Mary School of Law from 1996 to 1999; Assistant Vice President, Scott-European Corporation from 1993 to 1996.

Standing Board Committees

The Board has established two committees: the Audit and Nominating Committees.

The Audit Committee annually considers the engagement and compensation of the Company’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Company’s financial statements. Prior to October 25, 2002, the Audit Committee was a “committee of the whole” in that all of the Directors served on the Committee. The Audit Committee met once during the fiscal year ended May 31, 2003. The Audit Committee consists of all of the Independent Directors.

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as directors. The Nominating Committee consists of three Independent Directors (Messrs. Edward D. Miller, Murphy and Packard). There were two formal meetings of the Nominating Committee during the fiscal year ended May 31, 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Company’s Secretary.

Director Ownership of Fund Shares

The following table shows the dollar range of shares of all funds of the Company beneficially owned by each director. As of the date of this SAI, no Director owns any shares in the Dow Jones Funds.

INTERESTED DIRECTORS

Director	Aggregate Dollar Range of Equity Securities in All Funds in the Company Overseen by Director
Leslie Disharoon	International Equity Fund: $10,001 - $50,000 All other Funds: None

Decatur Miller	Prime Money Market Fund: $1 - $10,000 Growth & Income Fund: $50,000 - $100,000 International Equity Fund: $10,001 - $50,000 All other Funds: None

INDEPENDENT DIRECTORS

Director	Aggregate Dollar Range of Equity Securities in All Funds in the Company Overseen by Director
L. White Matthews	None

Edward Miller	Growth & Income Fund: $50,000 - $100,000 All other Funds: None

John Murphy	None

George Packard	None

As of December 31, 2003, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of any class of any series of the Company.

Board Compensation

Each Director receives an annual fee of $9,500, $2,000 for each in-person Board meeting attended, $1,000 for each in-person Committee meeting attended, $1,000 for each telephonic Board or Committee meeting attended, and reimbursement for expenses incurred as a Director. Additionally, the Chairman of the Board receives an additional annual fee of $7,500 for his services in such capacity. For the fiscal year ended May 31, 2003, the Company paid or accrued for the account of its Directors as a group, for services in all capacities, a total of $108,375.

The following table provides certain information about the fees received by the Directors for their services as members of the Board for the fiscal year ended May 31, 2003. The Fund Complex consists solely of the Company.

INTERESTED DIRECTORS

Director	Total Compensation from the Company
Leslie Disharoon	$26,000
Decatur Miller	$17,500

INDEPENDENT DIRECTORS

Director	Total Compensation from the Company
L. White Matthews	$4,375
Edward Miller	$21,500
John Murphy	$19,500
George Packard	$19,500

Conflicts of Interest

The Company’s Directors and officers are subject to conflicts of interest in managing both the DJ Funds of Funds and the Underlying Funds. This conflict is most evident in the Board’s supervision of MCA. MCA and its affiliates provide services to, and receive fees from, not just the DJ Funds of Funds, but also the Underlying Funds. MCA’s selection of investments and allocation of DJ Fund of Funds assets will be continuously and closely scrutinized by the Board in order to avoid even the appearance of improper practices. It is possible, however, that a situation might arise where one course of action for DJ Fund of Funds would be detrimental to an Underlying Fund, or vice versa. In that unlikely event, the Company’s Directors and officers will exercise good business judgment in upholding their fiduciary duties to each set of Funds. Thus, such conflicts, if any, can be minimized.

Service Providers

The Company has also employed a number of professionals to provide investment management and other important services to the Dow Jones Funds. MCA serves as the Funds’ investment adviser and administrator and has its principal offices at Two Hopkins Plaza, Baltimore, Maryland 21201. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the distributor that sells the Funds’ shares, and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), also a wholly-owned subsidiary of The BISYS Group, Inc. and located at the same address, provides fund accounting and blue sky services to the Funds and serves as the sub-administrator. DST Systems, Inc., located at P.O. Box 8549 Boston, Massachusetts 02266-8549, serves as the transfer and dividend disbursing agent for the Funds. The Fifth Third Bank (“Fifth Third”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the Funds’ custodian.

Codes of Ethics

The Company and MCA have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code to invest in securities, including securities that may be purchased or held by the Dow Jones Funds, for their own accounts. These Codes of Ethics are filed as exhibits to the Company’s registration statement on Form N-1A and are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

Proxy Voting Policy and Procedures

The Company has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by a Dow Jones Fund to MCA. The Company has delegated proxy voting to MCA with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. MCA has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and MCA or and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Beginning no later than August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Company’s website at http://www.mercantilemutualfunds.com and (ii) on the SEC’s website at http://www.sec.gov.

Advisory and Sub-Advisory Services

MCA serves as investment adviser to the Funds pursuant to an Advisory Agreement dated July 24, 1998, amended through January 30, 2004, between the Company and Merc-Safe. On May 11, 2001, MCA assumed all of Merc-Safe’s rights and obligations under the Advisory Agreement.

The following table shows the advisory fees that MCA, in its capacity as investment advisor, is entitled to receive from the Dow Jones Funds, calculated daily and paid monthly at the following annual rates, as a percentage of each respective Fund’s average daily net assets.

Fund	Advisory Fee
Dow Jones 100 U.S. Portfolio Fund	0.55%
Dow Jones 80 U.S. Portfolio Fund	0.20%
Dow Jones 60 U.S. Portfolio Fund	0.20%
Dow Jones 40 U.S. Portfolio Fund	0.20%
Dow Jones 20 U.S. Portfolio Fund	0.20%

Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of such Agreement, and the Company has agreed to indemnify the Adviser against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Adviser shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement will continue in effect through July 31, 2004. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement’s continuance also is approved by a majority of the Directors who are not parties to such Agreement, or “interested persons” (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Company or MCA on 60 days’ written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Company would be required, at the request of MCA, to change its name to a name not including “M.S.D. & T.”, “Mercantile-Safe Deposit and Trust Company” or “Mercantile Capital Advisors, Inc.”

Initial Board Approval of the Advisory Agreements for the Dow Jones Funds

At a meeting held on October 31, 2003, the Board, including the Independent Directors, approved and Addendum to the Advisory Agreement with MCA with respect to each of the Dow Jones Funds for an initial one-year period. In connection with such approval, the Directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of MCA’s services that would be provided to each Fund and MCA’s experience and qualifications. Among other items, the directors also reviewed and considered: (1) a report comparing the proposed fiscal year 2004 advisory/administration fees and total expense ratio (before and after waivers) of each Fund with its representative Lipper groups in the All Funds, Institutional Funds and Bank Institutional Funds with assets under $500 million categories; and (2) a report on MCA’s expected profitability related to providing advisory services to the Company after taking into account (i) advisory fees, administration fees and any other benefits realized by MCA or any of its affiliates as a result of MCA’s role as adviser for the Company, and (ii) the direct and indirect expenses incurred by MCA in providing such advisory services to the Company.

After discussion, the Board concluded that MCA had the capabilities, resources and personnel necessary to manage the Dow Jones Funds. The Board also concluded that based on the services that MCA would provide to the Funds under the Advisory Agreement and the expenses incurred by MCA in the performance of such services, the compensation to be paid to MCA was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded unanimously that it was in the best interests of the Funds to approve the Advisory Agreement with MCA for an initial [one]-year period.

Administrator

Effective May 11, 2001, MCA, as assignee of Merc-Safe, serves as the Company’s administrator pursuant to an Administration Agreement dated as of May 28, 1993 between the Company and Merc-Safe (the “Administration Agreement”) and generally assists in all aspects of the Company’s operation and administration. MCA has agreed to maintain office facilities for the Company, prepare reports to shareholders, coordinate federal and state returns, furnish the Company with statistical and research data, clerical and certain other services required by the Company, assist in updating the Company’s Registration Statement for filing with the SEC, and perform other administrative functions. Pursuant to the Administration Agreement, MCA may delegate some or all of its obligations under the Agreement to another party, in which case MCA will be responsible for all compensation payable to such party and will remain liable to the Company for such party’s performance of such delegated obligations. MCA has entered into a Sub-Administration Agreement with BISYS Ohio, pursuant to which BISYS Ohio has agreed to provide the Company with certain of the services that the Company is entitled to receive from MCA under the Administration Agreement.

The Administration Agreement provides that MCA shall not be liable for acts or omissions that do not constitute willful misfeasance, bad faith or gross negligence on the part of MCA, or reckless disregard by MCA of its duties under the Administration Agreement.

In its capacity as administrator, MCA is also entitled to an administration fee, computed daily and paid monthly, at the annual rate of 0.125% of the average daily net assets of each Fund.

Custodian

The Fifth Third Bank serves as custodian of the assets of each Fund. Pursuant to the custody agreement (the “Custody Agreement”), Fifth Third has agreed, among other things, to (i) maintain a separate account in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; and (iv) make periodic reports to the Company concerning each Fund’s operations. The custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that the custodian shall remain liable for the performance of all of its duties under the Custody Agreement and will hold the Fund or Funds harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-custodian.

The Company has established a line of credit with Fifth Third with respect to all Funds. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund’s borrowings under the line of credit exceed 5% of its net assets, that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus 0.50% per annum.

Distributor

Service and Institutional Shares of the Dow Jones Funds are distributed continuously by the Distributor. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of these Shares. With respect to these Shares, no compensation is payable by the Funds to the Distributor for distribution services provided.

Unless otherwise terminated, the Distribution Agreement will remain in effect until May 16, 2004, and thereafter will continue automatically with respect to each Fund from year to year if approved at least annually by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, and by the vote of a majority of the Directors who are not parties to the Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its “assignment,” as defined in the 1940 Act.

Transfer and Dividend Disbursing Agent

DST Systems, Inc. (“DST”) serves as transfer and dividend disbursing agent for the Dow Jones Funds. Under its Transfer Agency Agreement, DST has agreed, among other things, to (i) receive purchase orders and redemption requests for shares of the Funds; (ii) issue and redeem shares of the Funds; (iii) effect transfers of shares of the Funds; (iv) prepare and transmit payments for dividends and distributions declared by the Funds; (v) maintain records of account for the Funds and shareholders and advise each as to the foregoing; (vi) record the issuance of shares of each Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of each Fund that are authorized, issued and outstanding; (vii) perform the customary services of a transfer agent, dividend disbursing agent and custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Funds to monitor the total number of shares sold in each state.

Fund Accounting Agent

BISYS Ohio also provides fund accounting services for the Company, including the computation of each Fund’s net asset value, net income and realized capital gains, if any, and is responsible for all filings with state securities commissions in connection with the registration or qualification of the Funds’ shares (“blue sky services”).

Compensation of Administrator, Custodians, Transfer and Dividend Disbursing Agent, Fund Accountant

MCA, the custodian and BISYS Ohio (in its capacity as fund accountant) are entitled to receive fees based on the aggregate average daily net assets per Fund of the Company. As compensation for transfer agency services provided, DST is entitled to receive an annual fee based on the number of Dow Jones Funds, plus out-of-pocket expenses. As compensation for blue sky services provided, BISYS Ohio is entitled to receive an annual fee per state permit and a per check fee, plus out-of-pocket expenses.

Expenses

Except as noted below, MCA bears all expenses in connection with the performance of its advisory and administrative services . The Company bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its directors and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders’ reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Company also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

Fee Waivers

MCA has agreed in writing to limit the expenses of the Dow Jones 100 Fund to the amount indicated in the Prospectus until May 31, 2005. These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

INDEPENDENT AUDITORS AND COUNSEL

PricewaterhouseCoopers LLP, 250 West Pratt Street, Suite 2100, Baltimore, Maryland 21201, serve as independent auditors for the Company.

Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York, 10022, serves as counsel to the Company.

ADDITIONAL INFORMATION CONCERNING SERVICE CLASS AND INSTITUTIONAL CLASS SHARES

The Company was incorporated in Maryland on March 7, 1989 and is a mutual fund of the type known as an “open-end management investment company.” The Company’s Charter authorizes the Board to issue up to 20,000,000,000 full and fractional shares of capital stock, $.001 par value per share. The Charter further authorizes the Board to classify and reclassify any unissued shares into any number of additional classes or series of shares. Of these authorized shares:

(i) 1,200,000,000 shares are classified as Class A Common Stock (Institutional Shares), 500,000,000 shares are classified as Class A - Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class A- Special Series 2 Common Stock (Class B Shares) and 500,000,000 shares are classified as Class A - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Prime Money Market Fund;

(ii) 700,000,000 shares are classified as Class B Common Stock (Institutional Shares), 500,000,000 shares are classified as Class B - Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class B - Special Series 2 Common Stock (Class B Shares) and 500,000,000 shares are classified as Class B - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Government Money Market Fund;

(iii) 600,000,000 shares are classified as Class C Common Stock (Institutional Shares), 500,000,000 shares are classified as Class C - Special Series 1 Common Stock (Class A Shares), 500,000,000 shares are classified as Class C - Special Series 2 Common Stock (Class B Shares) and 500,000,000 share are classified as Class C - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Tax-Exempt Money Market Fund;

(iv) 500,000,000 shares are classified as Class E Common Stock (Institutional Shares), 100,000,000 shares are classified as Class E - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class E - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class E - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Growth & Income Fund;

(v) 500,000,000 shares are classified as Class F Common Stock (Institutional Shares), 100,000,000 shares are classified as Class F - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class F - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class F - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Limited Maturity Bond Fund;

(vi) 400,000,000 shares are classified as Class G Common Stock (Institutional Shares), 100,000,000 shares are classified as Class G - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class G - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class G - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Maryland Tax-Exempt Bond Fund;

(vii) 400,000,000 shares are classified as Class H Common Stock (Institutional Shares), 100,000,000 shares are classified as Class H - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class H - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class H - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the International Equity Fund;

(viii) 400,000,000 shares are classified as Class J Common Stock (Institutional Shares), 100,000,000 shares are classified as Class J - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class J - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class J - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Diversified Real Estate Fund;

(ix) 400,000,000 shares are classified as Class K Common Stock (Institutional Shares), 100,000,000 shares are classified as Class K - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class K - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the National Tax-Exempt Bond Fund;

(x) 400,000,000 shares are classified as Class L Common Stock (Institutional Shares), 100,000,000 shares are classified as Class L - Special Series 1 Common Stock (Class A Shares), 100,000, 000 shares are classified as Class L - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class L - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Total Return Bond Fund;

(xi) 400,000,000 shares are classified as Class M Common Stock (Institutional Shares), 100,000,000 shares are classified as Class M - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class M - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class M - Special Series 3 Common Stock (Class C Shares), all such shares representing in the Equity Growth Fund;

(xii) 400,000,000 shares are classified as Class N Common Stock (Institutional Shares), 100,000,000 shares are classified as Class N - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class N - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class N - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Equity Income Fund;

(xiii) 400,000,000 shares are classified as Class O Common Stock (Institutional Shares), 100,000,000 shares are classified as Class O - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class O - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class O - Special Series 3 Common Stock, all such shares representing interests in the Tax-Exempt Limited Maturity Bond Fund;

(xiv) 400,000,000 shares are classified as Class P Common Stock (Institutional Shares), 100,000,000 shares are classified as Class P - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class P - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class P - Special Series 3 Common Stock (Class C Shares), all of such shares representing interests in the Capital Opportunities Fund;

(xv) 400,000,000 shares are classified as Class Q Common Stock (Institutional Shares), 100,000,000 shares are classified as Class Q - Special Series 1 Common Stock (Class A Shares), 100,000,000 shares are classified as Class Q - Special Series 2 Common Stock (Class B Shares) and 100,000,000 shares are classified as Class Q - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Low Duration Bond Fund;

(xvi) 400,000,000 shares are classified as Class R Common Stock (Institutional Shares) and 100,000,000 shares are classified as Class R - Special Series 1 Common Stock (Service Class Shares), all such shares representing interests in the Dow Jones 100 U.S. Portfolio Fund;

(xvii) 400,000,000 shares are classified as Class S Common Stock (Institutional Shares) and 100,000,000 shares are classified as Class S - Special Series 1 Common Stock (Service Class Shares), all such shares representing interests in the Dow Jones 80 U.S. Portfolio Fund;

(xviii) 400,000,000 shares are classified as Class T Common Stock (Institutional Shares) and 100,000,000 shares are classified as Class T - Special Series 1 Common Stock (Service Class Shares), all such shares representing interests in the Dow Jones 60 U.S. Portfolio Fund;

(xix) 400,000,000 shares are classified as Class U Common Stock (Institutional Shares) and 100,000,000 shares are classified as Class U - Special Series 1 Common Stock (Service Class Shares), all such shares representing interests in the Dow Jones 40 U.S. Portfolio Fund; and

(xx) 400,000,000 shares are classified as Class V Common Stock (Institutional Shares) and 100,000,000 shares are classified as Class V - Special Series 1 Common Stock (Service Class Shares), all such shares representing interests in the Dow Jones 20 U.S. Portfolio Fund.

Each series of shares in a Fund (i.e., Service Shares, Institutional Shares, Class A Shares, Class B Shares and Class C Shares) bear pro rata the same expenses and are entitled equally to the Fund’s dividends and distributions except that each series will bear the expenses of any distribution and/or shareholder services plans applicable to such series. For example, holders of Class A Shares will bear the expenses of the Distribution and Services Plan for Class A Shares, holders of Class B Shares will bear the expenses of the Distribution and Services Plan for Class B Shares, and holders of Class C Shares will bear the expenses of the Distribution and Services Plan for Class C Shares. In addition, each series may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See “Distribution and Services Plans” below.

In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Company’s respective investment portfolios, of any general assets not belonging to any particular portfolio that are available for distribution. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund’s payments under any distribution and/or shareholder services plan applicable to such series.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shareholders of the Funds, as well as those of any other investment portfolio offered by the Company in the future, will vote in the aggregate and not by class or series on all matters, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular class or series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of all Funds voting together in the aggregate without regard to particular Funds.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Company’s Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of common stock voting without regard to class (or portfolio). The Company’s Bylaws enable shareholders to call for a meeting to vote on the removal of one or more directors. The affirmative vote of a majority of the Company’s outstanding shares is required to remove a director. Meetings of the Company’s shareholders shall be called by the Board upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. The Company does not currently intend to hold annual shareholder meetings unless it is required to do so by the 1940 Act or other applicable law.

The Charter authorizes the Board, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey a Fund’s assets to another management investment company for consideration that may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at a price equal to their net asset value that may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund’s assets into money and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at their net asset value; or (c) combine a Fund’s assets with the assets belonging to one or more other Funds if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any Fund participating in such combination and, in connection therewith, to cause all outstanding shares of any such Fund to be redeemed or converted into shares of another Fund at their net asset value. The exercise of such authority may be subject to certain restrictions under the 1940 Act.

PERFORMANCE INFORMATION

The DJ Funds of Funds and the Underlying Funds may quote performance in various ways, and the DJ Funds of Funds may quote the performance of various Underlying Funds. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The share price of an Underlying Fund, the yield, if applicable, of a bond, money market, or equity fund, and return fluctuate in response to market conditions and other factors, and the value of an equity or bond fund’s shares when redeemed may be more or less than their original cost. The following paragraphs describe how yield and return are calculated by the Dow Jones Funds and the Underlying Funds.

Return Calculations. Returns quoted in advertising reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund’s NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund’s short-term trading fee or the effect of a fund’s small balance maintenance fee. Excluding a fund’s short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

From time to time, in advertisements or in reports to shareholders, a Fund’s yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Prime Money Market Fund’s yield may be compared to the iMoneyNet Money Fund Average, which is an average compiled by iMoneyNet’s MONEY FUND REPORT®, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. The total return and yield (i) of the Dow Jones 100 and Total Return Bond Funds may be compared to the Consumer Price Index; and (ii) of the Total Return Bond Fund may be compared to the Salomon Brothers Broad Investment Grade Bond Index, the Lehman Brothers Government/Credit Bond Index or the Lehman Brothers Aggregate Bond Index. The total returns of each Dow Jones Fund may be compared to the comparable Dow Jones U.S. Portfolio Index. In addition, total return and yield data as reported in national financial publications or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by independent organizations.

From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Company; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Company may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

Prime Money Market Fund Only

The “yield” and “effective yield” of the Prime Money Market Fund are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for the Fund is computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in the Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares and all fees, other than nonrecurring account sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for the Fund is computed by compounding the Fund’s un-annualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The “monthly yield” of the Prime Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/number of days in the month). The annualized effective monthly yield for the Fund is computed by compounding a particular Fund’s un-annualized monthly base period return (calculated as just described) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by the number of days in the month, and subtracting one from the result.

The Prime Money Market Fund may from time to time quote yields relating to time periods other than those described above. Such yields will be computed in a manner that is similar to those computations described. The Fund’s quoted yield is not indicative of future yields and will depend upon factors such as portfolio maturity, its expenses and the types of instruments it holds.

Total Return Bond Fund Only

Yield Calculations. The Fund’s yield is calculated by dividing the net investment income per share (as described below) earned during a 30-day period by its net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund’s net investment income per share earned during the period in the Fund is based on the average daily number of shares outstanding in the Fund during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Where:	a =	dividends and interest earned during the period.
	b =	expenses accrued for the period (net of reimbursements).
	c =	the average daily number of shares outstanding during the period that were entitled to receive dividends.
	d =	net asset value per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. The Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs is accounted for as an increase or decrease to interest income during the period; and (b) the Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income may be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income that, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

Dow Jones 100 and Total Return Bond Funds

Total Return Calculations. Each of these Funds computes its average annual total returns (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in the Fund to the ending redeemable value of such investment in the Fund. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Where:	T =	average annual total return.
	ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
	P =	hypothetical initial payment of $1,000.
	n =	period covered by the computation, expressed in terms of years.

Each of these Funds computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. The formula for calculating aggregate total return is as follows:

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The “average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for the Total Return Bond Fund are included in the Prospectus.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit, which increases returns.

Since performance will fluctuate, performance data for the Funds cannot necessarily be used to compare an investment in the Funds’ shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Any fees charged by a Bank directly to your account in connection with an investment in a Fund will not be included in the Fund’s calculations of yield and/or total return.

Distribution Rates. The Total Return Bond Fund also may quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by annualizing the daily distributions of net investment income and dividing this amount by the daily ending net asset value, and then adding all the daily numbers and dividing by the number of days in the specified period. Distribution rates do not reflect realized and unrealized capital gains and losses.

DISTRIBUTION AND SERVICES PLANS

The Company has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act (the “Rule”) with respect to Service Shares of the Dow Jones Funds (the “Plan”). Under the Plan, the Company (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions (“Service Organizations”) for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Plan.

The Company intends to enter into servicing agreements under the Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

Under the Plan, payments by the Company for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Service Shares of a Fund and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund’s outstanding Service Shares that are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by” the Company. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs that Service Shares may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the Directors who are neither “interested persons” (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plan or in any related agreements (the “12b-1 Directors”), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and holders of Service Shares. The Plan is subject to annual re-approval by a majority of the 12b-1 Directors and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Service Shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the Service Shares of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of Independent Directors must be committed to the discretion of the Independent Directors.

FINANCIAL STATEMENTS OF THE UNDERLYING FUNDS

The audited financial statements of the Company, with respect to the Institutional Shares of the Total Return Bond and Prime Money Market Funds, for the fiscal year ended May 31, 2003, and the un-audited financial statements of the Company, with respect to the Institutional Shares of these Funds, for the six months ended November 30, 2003, are incorporated by reference herein. The audited financial statements can be found in the Company’s Annual Report dated July 31, 2003. The un-audited financial statements can be found in the Company’s Semi-Annual Report dated January 31, 2004. These reports can be viewed on the Funds’ website at www.mercdowjonesfunds.com or obtain free copies by calling 1-877-637-2357.

MISCELLANEOUS

As used in this SAI, a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

As of the date of this SAI, the Distributor was the beneficial owner all of the outstanding shares of each class of the Dow Jones Funds. As a result, the Distributor is deemed to control the Dow Jones Funds.

If you have any questions concerning the Company or any of the Funds, please call 1-800-551-2145.

APPENDIX A — FUTURES AND OPTIONS

As previously stated, the Dow Jones 100 and Total Return Bond Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock (“security future”)), securities indices (“stock index future”), foreign currencies, and other financial instruments and indices. These Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by one of these Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission (“CFTC”) or, with respect to certain contracts, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association (“NFA”), the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s or SEC’s regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I Interest Rate Futures Contracts.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

Examples of Futures Contract Sale. The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds (“Treasury bonds”). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund’s basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II Security Futures Contracts and Stock Index Futures Contracts.

Security Futures Contracts. The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the S&P 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
-Day Hedge is Placed-
Anticipate Buying $62,500 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures = $62,500/Contract

-Day Hedge is Lifted-

Buy Equity Portfolio with Actual Cost = $65,000 Increase in Purchase Price =$2,500	Sell 1 Index Futures at 130 Value of Futures = $65,000/Contract Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
-Day Hedge is Placed-

Anticipate Selling $1,000,000 Equity Portfolio	Sell 16 Index Futures at 125 Value of Futures = $1,000,000

-Day Hedge is Lifted-

Portfolio	Futures
Equity Portfolio -Own Stock with Value = $960,000 Loss in Fund Value =$40,000	Buy 16 Index Futures at 120 Value of Futures = $960,000 Gain on Futures = $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund’s transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
-Day Hedge is Placed-

Anticipate Buying $62,500 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures = $62,500/Contract

-Day Hedge is Lifted-

Buy Equity Portfolio with Actual Cost = $60,000 Increase in Purchase Price =$2,500	Sell 1 Index Futures at 120 Value of Futures = $60,000/Contract Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
-Day Hedge is Placed-

Anticipate Selling $1,000,000 Equity Portfolio	Sell 16 Index Futures at 125 Value of Futures = $1,000,000
-Day Hedge is Lifted-

Equity Portfolio-Own Stock with Value = $1,040,000 Gain in Fund Value = $40,000	Sell 16 Index Futures at 130 Value of Futures = $1,040,000 Loss of Futures = $40,000

III Futures Contracts on Foreign Currencies.

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a “short” position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a “long” position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

IV Margin Payments.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V Risks of Transactions in Futures Contracts.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI Options on Futures Contracts.

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII Other Transactions.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund’s hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

VIII Accounting Treatment.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

MERCANTILE FUNDS, INC.

PROXY VOTING POLICY AND PROCEDURES

The Board of Directors of Mercantile Funds, Inc. (the “Company”) hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the “Securities”) held by certain of the Company’s investment portfolios (“Funds”):

I. POLICY

A. It is the policy of the Board of Directors of the Company (the “Board”) to delegate the responsibility for voting proxies relating to Securities held by the Funds to Mercantile Capital Advisors, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract. As the Adviser and BISYS Fund Services Limited Partnership (“BISYS”), the Funds’ principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between BISYS and the Funds’ shareholders from the proxy voting process.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a “Sub-Adviser”) retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

A. Review of Adviser Proxy Voting Procedures. The Adviser and respective Sub-Adviser(s) with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

B. Voting Record Reporting. No less frequently than annually, the Adviser shall report to the Board a record of each proxy voted with respect to Securities of the Funds during the year. With respect to those proxies that the Adviser or Sub-Adviser have identified as involving a conflict of interest, the Adviser or Sub-Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved. As it is used in this document, the term “conflict of interest” refers to a situation in which the Adviser or Sub-Adviser or affiliated persons of the Adviser or Sub-Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser’s or Sub-Adviser’s independence of judgement and action with respect to the voting of the proxy.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI. DISCLOSURES

A. The Company shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser or by a Sub-Adviser to determine how to vote proxies relating to Securities; and

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; and on the SEC website.

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

VII. REVIEW OF POLICY

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Adopted: May 9, 2003

MERCANTILE CAPITAL ADVISORS, INC.

MERCANTILE INVESTMENT & WEALTH MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

GENERAL POLICY

It is the policy of Mercantile Investment & Wealth Management (“Mercantile”) to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom Mercantile-Safe Deposit & Trust Company and Mercantile Capital Advisors, Inc. provide discretionary investment management services and have authority to vote their proxies.

Mercantile may vote proxies as part of its authority to manage, acquire and dispose of account assets. Mercantile will not vote proxies if the advisory agreement does not provide for Mercantile to vote proxies or the “named fiduciary” for an account has explicitly reserved the authority for itself.

When voting proxies for client accounts, Mercantile’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, Mercantile will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, Mercantile may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide a Mercantile with a statement of proxy voting policy. In these situations, Mercantile will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of Mercantile.

PROCEDURES FOR VOTING PROXIES

These procedures are adopted by the Investment Policy Committee pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

To assist Mercantile in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, Mercantile has retained the proxy voting and recording services of Institutional Shareholder Services (“ISS”). ISS is an independent third-party service that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to Mercantile include in-depth research, issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping.

Both ISS and the client’s custodian monitor corporate events for Mercantile. In some instances, Mercantile-Safe Deposit & Trust Company may also serve as the custodian. If Mercantile is not the custodian, then Mercantile will give direction to the client’s outside custodian to forward the proxy statements to ISS to vote the proxy. Mercantile’s Operations Center (“MOC”) will notify ISS of all new and existing client accounts that have delegated proxy voting authorization to Mercantile. In addition, Mercantile Client Administrative Services will notify MOC of any changes to existing client accounts with respect to proxy voting obligations. MOC will provide all necessary information to ISS and to the client’s custodian in order to facilitate ISS tracking clients’ proxy statements and ballots, reconciling the share amounts reflected on the proxy ballot with client account holdings, to electronically vote such ballots, and maintaining the required records which detail the manner in which ISS has voted Mercantile client account proxies.

Evaluation and Voting

The Proxy Committee shall designate one or more employees of Mercantile (each a “designated employee”) to review each proxy received by Mercantile for which Mercantile has the responsibility to vote and to ensure that all proxies are voted according to Mercantile’s guidelines.

Mercantile’s guidelines and voting actions shall generally follow the ISS Proxy Voting Guideline attached as Schedule A, a proxy voting service to which we subscribe, except where ISS recommends voting against director nominees who are currently officers or directors of affiliates of Mercantile and its parent company, Mercantile Bankshares Corporation.

In the event that Mercantile does not follow the ISS Proxy Voting Guideline recommendations or instances where ISS does not provide a recommendation, then the designated employee will maintain written record with respect to each proxy setting out:

1.	The issues presented in the proxy materials;

2.	The interests of Mercantile and its affiliates, if any, in those issues;

3.	The recommendations of ISS, if any;

4.	How the proxy will be voted through ISS’s proxy services; and

5.	If applicable, why the proxy was voted contrary to ISS recommendations.

The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted. The Proxy Committee may submit the matter to the Investment Policy Committee for direction to the voting of the proxy.

In cases where a client has asked Mercantile for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

1.	Endorse the memorandum for delivery to the client;

2.	Return the memorandum for further consideration; or

3.	In the case of a potential conflict of interest or basic disagreement about the voting of the proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice Mercantile should provide to the client with respect to the proxy.

Conflicts of Interest

Mercantile will maintain a list of those companies which issue publicly traded securities and with which affiliates of Mercantile and its parent company, Mercantile Bankshares Corporation, have such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between Mercantile and its clients.

The term “conflict of interest” refers to a situation in which affiliates of Mercantile and its parent company, Mercantile Bankshares Corporation, have a financial interest in a matter presented by a proxy other than the obligation Mercantile incurs as investment adviser and any other client which may compromise Mercantile’s freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

1. Companies affiliated with directors of Mercantile, Mercantile Bankshares Corporation or their affiliates;

2. Companies affiliated with officers of Mercantile, Mercantile Bankshares Corporation or their affiliates; and

3. Companies that maintain significant business relationships with Mercantile or Mercantile Bankshares Corporation or their affiliates, or with which Mercantile or Mercantile Bankshares Corporation or their affiliate is actively seeking a significant business relationship.

Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, Mercantile’s commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

If it is appropriate to do so, the Proxy Committee will follow the ISS Proxy Voting Guidelines recommendation when a potential of conflict of interest exists in order to act in the best interests of Mercantile’s clients and account beneficiaries. In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

All votes submitted by Mercantile on behalf of its clients are not biased in any way by other clients of Mercantile. For example, the fact that XYZ Corporation is a client of Mercantile does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client’s stock).

Reporting and Disclosure for Mercantile Capital Advisors, Inc.

Once each year, Mercantile Capital Advisors, Inc. shall include in its presentation materials to the Boards of Directors of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that Mercantile has identified as involving a conflict of interest, Mercantile Capital Advisors, Inc. shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Mercantile Capital Advisors, Inc. shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. Mercantile Capital Advisors, Inc. shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

Recordkeeping

Mercantile shall retain records relating to the voting of proxies, including:

1. A copy of this proxy voting policy and procedures and ISS Proxy Voting Guidelines relating to the voting of proxies.

2. A copy of each proxy statement received by Mercantile regarding portfolio securities in Mercantile client accounts.

3. A record of each vote cast by Mercantile on behalf of a client.

4. A copy of each written client request for information on how Mercantile voted proxies on behalf of the client account, and a copy of any written response by Mercantile to the client account.

5. A copy of any document prepared by Mercantile that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

Mercantile shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintain its own copies and on proxy statements and records of proxy votes cast by Mercantile maintained at ISS. Mercantile shall obtain an undertaking from ISS to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of Mercantile.

Schedule A

ISS Proxy Voting Guidelines Summary

The following is a concise summary of ISS’s proxy voting policy guidelines.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a) (1) Articles of Incorporation of Registrant dated February 23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Notice of Change of Resident Agent and Principal Office Address, dated May 17, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(4) Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(5) Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(6) Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(7) Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(8) Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(9) Articles Supplementary dated February 13, 1998 and recorded in the State of Maryland on February 23, 1998 relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (1)(i) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(10) Articles Supplementary dated March 23, 2000 and recorded in the State of Maryland on March 27, 2000 are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on April 14, 2000.

(11) Articles Supplementary dated July 6, 2001 and recorded in the State of Maryland on July 11, 2001 are incorporated herein by reference to exhibit (a)(11) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(12) Articles Supplementary dated August 13, 2002 and recorded in the State of Maryland on August 15, 2002 are incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(13) Articles Supplementary dated and recorded in the State of Maryland on August 26, 2003 are incorporated herein by reference to Exhibit (a)(13) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(14) Registrant’s Articles Supplementary, filed herewith.

(b) (1) Bylaws of Registrant are incorporated herein by reference to Exhibit (2)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Amendment to Bylaws adopted April 23, 1990 is incorporated herein by reference to Exhibit (2) (b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Amendment to Bylaws adopted July 17, 1991 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(4) Amendment to Bylaws adopted January 22, 1996 is incorporated herein by reference to Exhibit (2)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(c) (1) See Article VI, Section 7.2 of Article VII, Article VIII and Section 10.2 and 10.4 of Article X of the Registrant’s Articles of Incorporation incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) See Article I, Section 2.1 and 2.11 of Article II, Article IV and Section 6.1 of Article VI of the Registrant’s Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(d) (1) Advisory Agreement dated as of July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, International Equity Fund, Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, Diversified Real Estate Fund, Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(2) Addendum No. 1 dated July 5, 2000 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to exhibit (d) (2) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(3) Amendment No. 1 dated April 27, 2001 to Advisory Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (3) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(4) Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit and Trust Company and Mercantile Capital Advisors, Inc. relating to the Advisory Agreement dated July 24, 1998 between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to exhibit (d) (9) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(5) Addendum No. 2 dated June 16, 2003 to Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(6) Addendum No. 3 to Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, filed herewith.

(7) Expense Limitation Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, filed herewith.

(8) Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Morgan Stanley Investment Management Limited with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (7) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(9) Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Julius Baer Investment Management Inc. with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (8) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(10) Sub-Advisory Agreement dated July 31, 2003 between Mercantile Capital Advisors, Inc. and Boyd Watterson Asset Management, LLC, is incorporated herein by reference to exhibit (d) (8) of Post-Effective Amendment No. 33 to Registrant’s Registration statement filed on September 30, 2003.

(11) Sub-Advisory Agreement dated October 10, 2003 between Mercantile Capital Advisors, Inc. and Delaware Management Company, is incorporated herein by reference to exhibit (d) (11) of Post-Effective Amendment No. 35 to Registrant’s Registration statement filed on November 20, 2003.

(e) (1) Distribution Agreement between Registrant and BISYS Fund Services, L.P. dated May 16, 2003, is incorporated herein by reference to exhibit (e)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Amendment dated September 26, 2003 to Distribution Agreement between Registrant and BISYS Fund Services, L.P. with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(3) Amendment to Distribution Agreement between Registrant and BISYS Fund Services, L.P. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, filed herewith.

(f) None.

(g) (1) Custody Agreement between Registrant and Fifth Third Bank, dated April 1, 2003, is incorporated herein by reference to exhibit (g)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Amendment dated September 30, 2003 to Custody Agreement between Registrant and Fifth Third Bank with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(3) Amendment to Custody Agreement between Registrant and Fifth Third Bank with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, filed herewith.

(4) Global Custody Addendum dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(5) Foreign Custody Manager Agreement dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank, is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(h) (1) Transfer Agency Agreement dated October 25, 2002 between Registrant and BISYS Fund Services, Ohio, Inc., is incorporated herein by reference to exhibit (h)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Amendment dated September 26, 2003 to Transfer Agency Agreement with respect to Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(3) Transfer Agency Agreement between Registrant and DST Systems, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, to be filed by amendment.

(4) Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company dated May 28, 1993 is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(5) Amendment dated February 27, 1998 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(6) Amendment dated July 5, 2000 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (h) (5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(7) Assignment, Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit & Trust Company and Mercantile Capital Advisors, Inc. relating to the Administration Agreement dated May 28, 1993 between Registrant and Mercantile-Safe Deposit & Trust Company is incorporated herein by reference to Exhibit (h) (6) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(8) Amendment dated September 26, 2003 to Schedule A of Administration Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(9) Amendment to Schedule A of Administration Agreement Between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, filed herewith.

(10) Fund Accounting and Blue Sky Services Agreement between Registrant and BISYS Fund Services, Ohio, Inc., dated October 25, 2002, is incorporated herein by reference to exhibit (h)(8) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(11) Amendment dated September 26, 2003 to Fund Accounting and Blue Sky Services Agreement with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(12) Amendment to the Registrant’s Fund Accounting and Blue Sky Services Agreement and Sub-Administration Agreement, filed herewith.

(13) Renewal of Terms to Revolving Credit Agreement dated August 11, 2003 between Registrant and The Fifth Third Bank is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(14) Form of First Amendment to Revolving Credit Agreement with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, filed herewith.

(i) (1) Opinion and Consent of Counsel dated September 28, 1999 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement filed on September 28, 1999.

(2) Opinion and Consent of Counsel dated April 14, 2000 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 25 to Registrant’s Registration Statement filed on April 14, 2000.

(3) Opinion and Consent of Counsel dated July 31, 2002 is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on July 31, 2002.

(4) Opinion and Consent of Counsel dated October 31, 2003 is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(5) Opinion and Consent of Counsel, filed herewith.

(j) Opinion and Consent of Kramer Levin Naftalis & Frankel LLP, filed herewith.

(k) None.

(l) (1) Purchase Agreement between Registrant and The Winsbury Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Income Fund is incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(4) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Growth Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(5) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Total Return Bond Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the National Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(7) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(8) Purchase Agreement dated July 3, 2000 between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (l) (8) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(9) Purchase Agreement dated October 31, 2003 between Registrant and BISYS Fund Services Ohio Inc., with respect to the Low Duration Bond Fund is incorporated herein by reference to Exhibit (l) (9) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on November 20, 2003.

(10) Purchase Agreement between Registrant and BISYS Fund Services Limited Partnership, with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund, filed herewith.

(m) (1) Distribution and Services Plan for Class A Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Distribution and Services Plan for Class B Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(3) Distribution and Services Plan for Class C Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(4) Distribution and Services Plan for Service Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, filed herewith.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, filed herewith.

(o) None.

(p) (1) Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p) (1) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(2) Code of Ethics of Mercantile Capital Advisors, Inc. is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement filed on July 31, 2002.

(3) Code of Ethics of Delaware Investments is incorporated herein by reference to Exhibit (p) (3) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(4) Code of Ethics of Morgan Stanley Investment Management Limited is incorporated herein by reference to Exhibit (p) (4) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(5) Code of Ethics of Julius Baer Investment Management Inc. is incorporated herein by reference to Exhibit (p) (5) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(6) Revised Code of Ethics of Boyd Watterson Asset Management, LLC dated September 29, 2003 is incorporated herein by reference to Exhibit (p) (6) of Post-Effective Amendment No. 35 to the Registrant’s Registration Statement filed on November 20, 2003.

(7) Revised Code of Ethics of Mercantile Capital Advisors, Inc. dated January 1, 2004 as amended February 6, 2004, filed herewith.

(q) Conformed copies of Power of Attorneys, are herein incorporated by reference to exhibit (q) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

Item 24. Persons Controlled by or under Common Control with Registrant.

Inapplicable.

Item 25. Indemnification.

Indemnification of Registrant’s Advisor against certain losses is provided for in Section 6 of the Advisory Agreement incorporated herein by reference as Exhibit (d)(1). Indemnification of the Registrant’s Administrator is provided for in Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (h)(3); and indemnification of Registrant’s principal underwriter is provided for in Section 3.1 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Section 7.3 of the Registrant’s Articles of Incorporation incorporated herein by reference as Exhibit (a)(1) provides as follows:

(a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

(c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.

Section 6.2 of the Registrant’s Bylaws incorporated herein by reference as Exhibit (b)(1) provides further as follows:

Indemnification of Directors and Officers.

(a) Indemnification. The Corporation shall indemnify its directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”).

(b) Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Section 6.2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the proceedings to which he is a party in the manner and to the full extent permissible under applicable state corporation laws, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

(c) Procedures. On the request of any current or former director or officer requesting indemnification or an advance under this Section 6.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable state corporation law, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 6.2 have been met.

(d) Other Rights. The indemnification provided by this Section 6.2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor.

(a) Mercantile Capital Advisors, Inc. (“Mercantile Capital”) serves as advisor to the Funds. Mercantile Capital also provides investment advisory services to fiduciary and other managed accounts. Mercantile Capital is an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of Mercantile Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by Mercantile Capital with the Securities and Exchange Commission (File No. 801-60093).

(b) Delaware Management Company, a series of Delaware Management Business Trust (“DMBT”), serves as sub-advisor to the Capital Opportunities Fund. DMBT is a Delaware business trust registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of DMBT is incorporated herein by reference to Form ADV and Schedules A and B filed by DMBT with the Securities and Exchange Commission (File No. 801-32108).

(c) Morgan Stanley Investment Management Limited (“MS Investment Management”) serves as a sub-advisor to the International Equity Fund. MS Investment Management, a wholly-owned subsidiary of Morgan Stanley is registered as an investment advisor under the Investment Advisers Act of 1940 and is regulated by the Investment Management Regulatory Organization (“IMRO”) in the United Kingdom. The information required by this Item 26 with respect to each director and officer of MS Investment Management is incorporated herein by reference to Form ADV and Schedules A and B filed by MS Investment Management with the Securities and Exchange Commission (File No. 801-26847).

(d) Julius Baer Investment Management Inc. (“Julius Baer”) serves as sub-advisor to the International Equity Fund. Julius Baer offers discretionary and non-discretionary account management for institutional clients. Offers are made to major pension/profit sharing funds, corporations, investment companies, investment advisors, banks and insurance companies. Julius Baer, a wholly-owned subsidiary of Julius Baer Securities Inc., is registered as an investment advisor under the Investment Advisers Act of 1940. Julius Baer Securities Inc. is a wholly-owned subsidiary of Julius Baer Holdings, Ltd. The information required by this Item 26 with respect to each director and officer of Julius Baer is incorporated herein by reference to Form ADV and Schedules A and B filed by Julius Baer with the Securities and Exchange Commission (File No. 201-18766).

(e) Boyd Watterson Asset Management LLC (“BWAM”) serves as sub-advisor to the Limited Maturity Bond Fund, Total Return Bond Fund and Low Duration Bond Fund. BWAM is an indirect wholly-owned subsidiary of Mercantile Bankshares Corporation, a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of BWAM is incorporated herein by reference to Form ADV and Schedules A and B filed by BWAM with the Securities and Exchange Commission (File No.801-57468).

Item 27. Principal Underwriter.

(a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”) acts as distributor for Registrant. BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc. BISYS also currently serve as distributor of American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, First Focus Funds, Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds and HSBC Investor Portfolios, The Infinity Mutual Funds, Inc., Kensington Funds, LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, Mercantile Funds, Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc. and The Willamette Funds each of which is a management investment company.

(b) To the best of Registrant’s knowledge, the partners of BISYS are as follows:

Name and Principal Business Address	Positions and. Offices with BISYS	Positions and Offices with Registrant
BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219-3035	Sole General Partner	None

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219-3035	Sole Limited Partner	None

Jocelyn E. Fullmer BISYS Fund Services, Inc. 3435 Stelzer Road Columbus, OH 43219-3035	Executive Representative	None

Richard F. Froio BISYS Fund Services, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110	Supervising Principal	None

(c) None.

Item 28. Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(records relating to its functions as investment advisor and as administrator)

Delaware Management Company

One Commerce Square

Philadelphia, PA 19103

(records relating to its functions as sub-advisor to Registrant’s Capital Opportunities Fund)

Julius Baer Investment Management Inc.

330 Madison Avenue

New York, NY 10017

(records relating to its functions as sub-advisor with respect to the International Equity Fund)

Morgan Stanley Investment Management Limited

25 Cabot Square

Canary Wharf

London E14 4QA England

(records relating to its functions as sub-advisor with respect to the International Equity Fund)

Boyd Watterson Asset Management, LLC

1801 East 9th Street, Suite 1400

Cleveland, OH 44114

(records relating to its functions as sub-advisor with respect to the Limited Maturity Bond Fund, Total Return Bond Fund and Low Duration Bond Fund)

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

(records relating to its functions as custodian)

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219-3035

(records relating to its functions as fund accounting agent to all funds and transfer agent to all funds, except the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund)

DST Systems, Inc.

c/o Boston Financial Data Services

66 Brooks Drive

Braintree, MA 02184

(records relating to its function a transfer agent to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund )

BISYS Fund Services Limited Partnership

3435 Stelzer Road

Columbus, Ohio 43219-3035

(records relating to its functions as distributor)

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

(records relating to its function as fund counsel)

Item 29. Management Services.

None.

Item 30. Undertakings.

Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 6th day of February, 2004.

MERCANTILE FUNDS, INC. (Registrant)

* /s/ John J. Pileggi
John J. Pileggi
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No.36 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

* /s/ John J. Pileggi John J. Pileggi	President (Chief Executive Officer)	February 6, 2004

* /s/ Leslie B. Disharoon Leslie B. Disharoon	Chairman of the Board	February 6, 2004

* /s/ Decatur H. Miller Decatur H. Miller	Director	February 6, 2004

* /s/ Edward D. Miller Edward D. Miller	Director	February 6, 2004

* /s/ John R. Murphy John R. Murphy	Director	February 6, 2004

* /s/ George R. Packard, III George R. Packard, III	Director	February 6, 2004

* /s/ L. White Matthews, III L. White Matthews, III	Director	February 6, 2004

* /s/ Bonnie C. Railey Bonnie C. Railey	Treasurer (Principal Financial and Accounting Officer)	February 2, 2004

* By:	/s/ Savonne L. Ferguson

Savonne L. Ferguson**
Attorney-in-fact

**	Attorney-in-fact pursuant to Power of Attorneys incorporated by reference to exhibit (q) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement filed on June 24, 2003.

EXHIBIT INDEX

Exhibit No.	Description

(a)(14)	Registrant’s Articles Supplementary.

(d)(6)	Addendum No. 3 to Advisory Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund.

(d)(7)	Expense Limitation Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to the Dow Jones 100 U.S. Portfolio Fund.

(e)(3)	Amendment to Distribution Agreement between Registrant and BISYS Fund Services, L.P. with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund.

(g)(3)	Amendment to Custody Agreement between Registrant and Fifth Third Bank with respect to Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund.

(h)(9)	Amendment of Schedule A to Administration Agreement between Registrant and Mercantile Capital Advisors, Inc. with respect to Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund.

(h)(12)	Amendment to Registrant’s Fund Accounting and Blue Sky Services Agreement and Sub-Administration Agreement.

(h)(14)	Form of First Amendment to Revolving Credit Agreement with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund.

(i)(5)	Opinion and Consent of Counsel.

(j)	Opinion and Consent of Kramer Levin Naftalis & Frankel LLP.

(l)(10)	Purchase Agreement between Registrant and BISYS Fund Services Limited Partnership with respect to the Dow Jones 100 U.S. Portfolio Fund, Dow Jones 80 U.S. Portfolio Fund, Dow Jones 60 U.S. Portfolio Fund, Dow Jones 40 U.S. Portfolio Fund and Dow Jones 20 U.S. Portfolio Fund.

(m)(4)	Distribution and Services Plan for Service Shares Pursuant to Rule 12b-1 and Related Servicing Agreement.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of Multi-Class System

(p)(7)	Revised Code of Ethics of Mercantile Capital Advisors, Inc. dated January 1, 2004, as amended February 6, 2004.